File No. 33-15253
                                                                        811-5221
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|

         Pre-Effective Amendment No.                                        |_|
                                      -----


         Post-Effective Amendment No.   19                                  |X|
                                       ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|


         Amendment No.  21                                                  |X|
                        --


                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450

      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b) of rule 485.


|X| on November 1, 1996 pursuant to paragraph (b) of rule 485.


|_| 60 days after filing pursuant to paragraph (a)(i) of rule 485.

|_| on (date) pursuant to paragraph (a)(1) of rule 485.

|_| 75 days after filing pursuant to paragraph (a)(2) of rule 485.

|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year was filed with the Commission on February 20, 1996.


                                     POST-EFFECTIVE AMENDMENT NO. 19
                                          CROSS REFERENCE SHEET
                                         Pursuant to Rule 481(a)


Item No. in Part A of Form N-1A                      Location in Prospectus
--------------------------------                     ----------------------
1.   Cover Page                                      Cover Page

2.   Synopsis                                        Not applicable

3.   Condensed Financial Information                 Financial Highlights

4.   General Description of Registrant               Investment Objectives and Policies

5.   Management of Fund                              Management Services; Portfolio Transactions,
                                                     Portfolio Turnover and Valuation

5a.  Manager's Discussion of Fund Performance        Management Services

6.   Capital Stock and Other Securities              Organization and Capitalization; Other Investment
                                                     Policies; Dividends, Distributions and Taxes

7.   Purchase of Securities Being Offered            Cover Page; Purchases and Redemptions

8.   Redemption or Repurchase                        Purchases and Redemptions

9.   Pending Legal Proceedings                       Not applicable

Item No. in Part B of Form N-1A                      Location in Statement of Additional Information
-------------------------------                      -----------------------------------------------
10.  Cover Page                                      Cover Page

11.  Table of Contents                               Table of Contents


12.  General Information and History                 Appendix A


13.  Investment Objectives and Policies              Investment Policies and Restrictions

14.  Management of the Registrant                    Management and Expenses

15.  Control Persons and Principal                   Directors and Officers
     Holders of Services

16.  Investment Advisory and Other                   Management and Expenses;
     Services                                        Custodians and Independent Auditors

17.  Brokerage Allocation                            Portfolio Transactions, Valuation and Redemption

18.  Capital Stock and Other Securities              Portfolio Transactions, Valuation and Redemption

19.  Purchase, Redemption and Pricing of             Portfolio Transactions, Valuation and
     Securities Being Offered                        Redemption

20.  Tax Status                                      Dividends, Distributions and Taxes (Prospectus)

21.  Underwriters                                    Not applicable

22.  Calculation of Performance Data                 Portfolio Transactions, Valuation and Redemption


23.  Financial Statements                            Financial Statements; Appendix B



                            SELIGMAN PORTFOLIOS, INC.
                                 100 Park Avenue
                            New York, New York 10017

              800-221-7844 All Continental United States, except New York 212-850-1864 New York State
              800-221-2783 Marketing Services


                                                              November  1,  1996

Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of twelve separate portfolios (the "Portfolios"), each designed to meet different investment goals. Investment management services for each of the Fund's Portfolios are provided by J. & W. Seligman & Co. Incorporated (the "Manager"). Seligman Henderson Co. supervises and directs the non-U.S. investments of Seligman Henderson Global

                                                           (continued on page 2)
     The Fund's twelve Portfolios are:


   / / SELIGMAN BOND PORTFOLIO: seeks favorable current income by investing in a diversified portfolio of debt securities, primarily of investment grade, including convertible issues and preferred stocks, with capital appreciation as a secondary consideration.


   / / SELIGMAN CAPITAL PORTFOLIO: seeks to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

   / / SELIGMAN CASH MANAGEMENT PORTFOLIO: seeks to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. Investments in this Portfolio are neither insured nor guaranteed by the U.S.
   / / Government and there is no assurance that this Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   / / SELIGMAN COMMON STOCK PORTFOLIO: seeks favorable, but not the highest, current income and long-term growth of both income and capital value without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

   / / SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO: seeks capital gain, not income, by investing primarily in securities of companies in the communications, information and related industries.

   / / SELIGMAN FRONTIER PORTFOLIO: seeks growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small to medium-sized companies selected for their growth prospects.


   / / SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO: seeks long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies.

   / / SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO: seeks to achieve its objective of long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

   / /    SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO: seeks long-term
          capital   appreciation   primarily   through  global   investments  in
          securities of companies with small to medium market capitalization.

   / / SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO: seeks long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.

   / / SELIGMAN HIGH-YIELD BOND PORTFOLIO: seeks to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are non-rated or carry ratings lower than those assigned to investment grade bonds. The Portfolio will invest up to 100% of its assets in lower rated bonds, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and interest than higher rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Investment Objectives and Policies--Seligman High-Yield Bond Portfolio."

   / / SELIGMAN INCOME PORTFOLIO: seeks primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
   BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
     INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED  BY  THE  SECURITIES  AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY  REPRESENTATION  TO  THE
                        CONTRARY IS A CRIMINAL OFFENSE.

(continued from page 1)


Growth Opportunities Portfolio, Seligman Henderson International Portfolio, Seligman Henderson Global Smaller Companies Portfolio and Seligman Henderson Global Technology Portfolio (collectively, the "Seligman Henderson Portfolios"). Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 1 ("CLAVA-1"), Canada Life of America Variable Annuity Account 2 ("CLAVA-2"), Canada Life of America Annuity Account 2 ("CLAA-2"), Canada Life of America Annuity Account 3 ("CLAA-3"), Canada Life of New York Variable Annuity Account 1 ("CLNYVA-1") and Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") (collectively, "Canada Life Accounts"), each of which is a separate account of either Canada Life Insurance Company of America or Canada Life Insurance Company of New York, (collectively, "Canada Life"). Shares of certain Portfolios of the Fund may not be offered to all Canada Life Accounts. Shares of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio (but not the other Portfolios of the Fund) are also provided as the investment medium for Mutual Benefit Variable Contract Account-9 ("VCA-9") established by MBL Life Assurance Corporation ("MBL Life") (formerly, The Mutual Benefit Life Insurance Company).

     CLAVA-1, CLAVA-2, CLNYVA-1 and CLNYVA-2 are each registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and fund variable annuity contracts ("VA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLAA-2 and CLAA-3 are not registered or regulated under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act. CLAA-2 and CLAA-3 fund annuity contracts ("CLAA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. which may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in
Section 401 of the Internal Revenue Code of 1986. VCA-9 is registered as a unit investment trust under the 1940 Act and funds variable annuity contracts ("VCA-9 Contracts") issued by MBL Life.


     This Prospectus sets forth concisely information about the Fund and its Portfolios that a prospective investor should know before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

                                TABLE OF CONTENTS

                                                     PAGE
                                                     ----
Financial Highlights................................  P-4
Investment Objectives And Policies..................  P-8
Seligman Bond Portfolio.............................  P-8


Seligman Capital Portfolio..........................  P-9
Seligman Cash Management Portfolio..................  P-9
Seligman Common Stock Portfolio.....................  P-10
Seligman Communications and
  Information Portfolio.............................  P-11
Seligman Frontier Portfolio.........................  P-11
Seligman Henderson International Portfolio..........  P-12


Seligman Henderson Global Growth
  Opportunities Portfolio...........................  P-12
Seligman Henderson Global Smaller
  Companies Portfolio...............................  P-12
Seligman Henderson Global Technology
  Portfolio.........................................  P-12
Seligman High-Yield Bond Portfolio..................  P-16
Seligman Income Portfolio...........................  P-17
Other Investment Policies...........................  P-18
Management Services.................................  P-21
Portfolio Transactions, Portfolio Turnover
  And Valuation.....................................  P-24
Dividends, Distributions And Taxes..................  P-24
Purchases And Redemptions...........................  P-25
Custodians And Transfer Agent.......................  P-25
Organization And Capitalization.....................  P-25
Appendix............................................  P-26

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              FINANCIAL HIGHLIGHTS


     The following sets forth selected data for the periods indicated for a single share outstanding of each of the Fund's Portfolios. The results shown below for all periods through the year ended December 31, 1995 have been audited in conjunction with the annual audits of the financial statements of Seligman Portfolios, Inc. by Ernst & Young LLP, independent auditors. The 1995 financial statements and independent auditors' report thereon as well as the unaudited financial statements for the six months ended June 30, 1996 are incorporated by reference in the Fund's Statement of Additional Information. Unaudited financial statements for the period May 1, 1996 (commencement of operations) to September 30, 1996 for the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio are contained in the Fund's Statement of Additional Information. Copies of the Statement of Additional Information may be obtained free of charge from the Fund at the telephone numbers or address provided on the cover page of this Prospectus.


     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to its ending net asset value so that investors may



                                                                       INCREASE
                                                      NET REALIZED    (DECREASE)           DISTRIBUTIONS  NET INCREASE
                        NET ASSET VALUE    NET        & UNREALIZED       FROM                 FROM NET     (DECREASE)    NET ASSET
PER SHARE OPERATING      AT BEGINNING   INVESTMENT     GAIN (LOSS)    INVESTMENT DIVIDENDS      GAIN         IN NET       VALUE AT
    PERFORMANCE:           OF PERIOD   INCOME (LOSS) ON INVESTMENTS   OPERATIONS    PAID     REALIZED     ASSET VALUE  END OF PERIOD
-------------------     -------------- ------------- --------------   ---------- --------- -------------  -----------  -------------

BOND PORTFOLIO
  Six months
     ended 6/30/96* ....... $10.440      $0.282         $(0.672)       $(0.390)   $    --      $   --       $(0.390)      $10.050
  Year ended 12/31/95 .....   9.270       0.605           1.171          1.776     (0.606)         --         1.170        10.440
  Year ended 12/31/94......  10.110       0.499          (0.841)        (0.342)    (0.498)         --        (0.840)        9.270
  Year ended 12/31/93......  10.660       0.713           0.142          0.855     (0.711)     (0.694)       (0.550)       10.110
  Year ended 12/31/92......  10.990       0.706          (0.092)         0.614     (0.772)     (0.172)       (0.330)       10.660
  Year ended 12/31/91......  10.310       0.798           0.699          1.497     (0.817)         --         0.680        10.990
  Year ended 12/31/90......  10.220       0.680          (0.054)         0.626     (0.536)         --         0.090        10.310
  Year ended 12/31/89......   9.930       0.658           0.208          0.866     (0.576)         --         0.290        10.220
  6/21/88*-12/31/88........  10.000       0.262          (0.162)         0.100     (0.170)         --        (0.070)        9.930

CAPITAL PORTFOLIO
  Six months ended 6/30/96*  14.910       0.020           2.070          2.090         --          --         2.090        17.000
  Year ended 12/31/95 .....  12.700       0.048           3.385          3.433     (0.047)     (1.176)        2.210        14.910
  Year ended 12/31/94......  14.950       0.015          (0.699)        (0.684)    (0.018)     (1.548)       (2.250)       12.700
  Year ended 12/31/93......  16.980       0.021           1.928          1.949     (0.021)     (3.958)       (2.030)       14.950
  Year ended 12/31/92......  17.740      (0.022)          1.202          1.180         --      (1.940)       (0.760)       16.980
  Year ended 12/31/91......  11.230       0.079           6.547          6.626     (0.088)     (0.028)        6.510        17.740
  Year ended 12/31/90......  11.620       0.044          (0.414)        (0.370)    (0.020)         --        (0.390)       11.230
  Year ended 12/31/89......  10.060      (0.084)          1.739          1.655         --      (0.095)        1.560        11.620
  6/21/88*-12/31/88........  10.000       0.060              --          0.060         --          --         0.060        10.060

CASH MANAGEMENT PORTFOLIO
  Six months ended 6/30/96*   1.000       0.026              --          0.026     (0.026)         --            --         1.000
  Year ended 12/31/95 .....   1.000       0.055              --          0.055     (0.055)         --            --         1.000
  Year ended 12/31/94......   1.000       0.040              --          0.040     (0.040)         --            --         1.000
  Year ended 12/31/93......   1.000       0.030              --          0.030     (0.030)         --            --         1.000
  Year ended 12/31/92......   1.000       0.035              --          0.035     (0.035)         --            --         1.000
  Year ended 12/31/91......   1.000       0.056              --          0.056     (0.056)         --            --         1.000
  Year ended 12/31/90......   1.000       0.075              --          0.075     (0.075)         --            --         1.000
  Year ended 12/31/89......   1.000       0.075              --          0.075     (0.075)         --            --         1.000
  6/21/88*-12/31/88........   1.000       0.020              --          0.020     (0.020)         --            --         1.000

COMMON STOCK PORTFOLIO
  Six months ended 6/30/96*  15.440       0.166           1.644          1.810         --          --         1.810        17.250
  Year ended 12/31/95 .....  13.780       0.349           3.400          3.749     (0.345)     (1.744)        1.660        15.440
  Year ended 12/31/94......  14.980       0.365          (0.356)         0.009     (0.385)     (0.824)       (1.200)       13.780
  Year ended 12/31/93......  15.600       0.392           1.479          1.871     (0.394)     (2.097)       (0.620)       14.980
  Year ended 12/31/92......  14.740       0.346           1.445          1.791     (0.369)     (0.562)        0.860        15.600
  Year ended 12/31/91......  11.580       0.362           3.459          3.821     (0.355)     (0.306)        3.160        14.740
  Year ended 12/31/90......  12.260       0.356          (0.743)        (0.387)    (0.263)     (0.030)       (0.680)       11.580
  Year ended 12/31/89......  10.150       0.248           2.195          2.443     (0.179)     (0.154)        2.110        12.260
  6/21/88*-12/31/88........  10.000       0.120           0.060          0.180     (0.030)         --         0.150        10.150

COMMUNICATIONS AND
  INFORMATION PORTFOLIO
  Six months ended 6/30/96*  13.500       (0.014)         (0.426)       (0.440)        --          --        (0.440)       13.060
  Year ended 12/31/95 .....  10.440          --           4.015          4.015         --      (0.955)        3.060        13.500
  10/11/94* to 12/31/94....  10.000      (0.016)          0.456          0.440         --          --         0.440        10.440

FRONTIER PORTFOLIO
  Six months ended 6/30/96*  13.560      (0.025)          2.875          2.850         --          --         2.850        16.410
  Year ended 12/31/95 .....  10.580      (0.001)          3.512          3.511         --      (0.531)        2.980        13.560
  10/11/94* to 12/31/94....  10.000      (0.012)          0.592          0.580         --          --         0.580        10.580

-----------------
  * Commencement of Operations.
 ** The Manager, at its discretion, waived its management fee and/or reimbursed expenses for certain periods presented.
  + Annualized.

understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

     The total return based on net asset value measures a Portfolio's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold the shares at the net asset value per share on the last day of the period. The total returns exclude the effect of all administration fees and asset-based sales loads associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.


     Average commission rate paid represents the average commissions paid by a Portfolio to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.



                                                                                          WITHOUT MANAGEMENT FEE WAIVER AND/OR
                                                                                                  EXPENSE REIMBURSEMENT**
                                        RATIOS/SUPPLEMENTAL DATA                     ---------------------------------------------
                -------------------------------------------------------------------                                    RATIO OF
  TOTAL RETURN   EXPENSES   NET INVESTMENT                                                NET         RATIO OF      NET INVESTMENT
    BASED ON        TO       INCOME (LOSS)                AVERAGE     NET ASSETS AT    INVESTMENT     EXPENSES TO    INCOME (LOSS)
    NET ASSET    AVERAGE      TO AVERAGE   PORTFOLIO    COMMISSION    END OF PERIOD  INCOME (LOSS)   AVERAGE NET      TO AVERAGE
      VALUE     NET ASSETS    NET ASSETS   TURNOVER      RATE PAID   (000'S OMITTED)   PER SHARE        ASSETS        NET ASSETS
  ------------  ----------  -------------- ---------    -----------  --------------  -------------   ------------   --------------
      (3.74)%      0.60%+        5.75%+     135.65%                      $ 4,345         $0.270           0.85          %+5.50%+
      19.18        0.60          6.22       114.42                         4,497          0.571           0.99            5.83
      (3.39)       0.60          5.12       237.23                         3,606          0.430           1.31            4.41
       7.98        0.74          5.41        33.21                         3,775          0.675           1.07            5.08
       5.60        1.00          6.22        23.40                         4,750
      14.58        0.60          7.30         6.34                         5,369          0.712           1.42            6.48
       6.14        1.73          6.59         6.62                         4,600
       8.70        2.13          6.51        49.92                         4,129          0.643           2.27            6.37
       1.01        2.99+         5.25+      144.21                         2,223

      14.02        0.60+         0.25+       34.96        $0.0536         12,382          0.019           0.61+           0.24+
      27.17        0.60          0.32       122.20                         9,294          0.035           0.71            0.21
      (4.59)       0.60          0.10        67.39                         5,942         (0.036)          0.96           (0.26)
      11.65        0.71          0.09        65.30                         5,886         (0.003)          0.83           (0.03)
       6.80        0.91         (0.14)       54.95                         5,497
      59.05        0.60          0.56        31.44                         5,812         (0.035)          1.37           (0.21)
      (3.18)       2.15          0.18        28.94                         3,560
      16.47        3.55         (0.88)       32.55                         2,577         (0.092)          3.80           (1.12)
       0.60        6.99+        (0.11)+         --                           890

       2.68          --          5.32+          --                         9,150          0.023           0.68+           4.64+
       5.60          --          5.48           --                         7,800          0.046           0.87            4.61
       4.03          --          3.98           --                         3,230          0.025           1.48            2.50
       3.00          --          2.96           --                         3,102          0.019           1.07            1.89
       3.53          --          3.50           --                         4,230          0.025           0.97            2.53
       5.70          --          5.49           --                         5,849          0.048           0.83            4.66
       7.79          --          7.53           --                         3,994          0.045           2.97            4.56
       7.81          --          7.72           --                           908         (0.019)          9.57           (1.85)
       2.35        0.95+         5.83+          --                           283         (0.050)         20.02+         (13.24)+

      11.72        0.52+         2.03+       24.94         0.0537         33,350
      27.28        0.54          2.42        55.48                        28,836
       0.04        0.60          2.45        15.29                        20,168          0.361           0.62            2.43
      11.94        0.55          2.10        10.70                        21,861
      12.14        0.56          2.21        12.57                        24,987
      33.16        0.60          2.63        27.67                        26,103          0.350           0.71            2.52
      (3.15)       0.88          3.01        13.78                        18,030
      24.11        1.59          2.32        37.56                         9,332          0.236           1.67            2.23
       1.80        3.62+         1.65+       14.40                         2,476


      (3.26)       0.89        +(0.24)+     113.32         0.0537         49,563
      38.55        0.95         (0.89)       96.62                        38,442
       4.40        0.95+        (0.95)+         --                           495         (0.436)         13.96+         (13.96)+

      21.02        0.95+        (0.40)      +73.62         0.0562         22,763         (0.025)          0.96+          (0.41)+
      33.28        0.95         (0.55)      106.48                        12,476         (0.019)          1.37           (0.97)
       5.80        0.95+        (0.70)+         --                           169         (1.319)         40.47+         (40.22)+




                                                                    NET REALIZED
                                                                    & UNREALIZED  INCREASE
                                                      NET REALIZED   GAIN (LOSS) (DECREASE)              DISTRIBUTIONS     NET
                        NET ASSET VALUE    NET        & UNREALIZED  FROM FOREIGN   FROM                    FROM NET      INCREASE
PER SHARE OPERATING      AT BEGINNING   INVESTMENT     GAIN (LOSS)    CURRENCY   INVESTMENT  DIVIDENDS       GAIN      (DECREASE) IN
    PERFORMANCE:           OF PERIOD      INCOME     ON INVESTMENTS TRANSACTIONS OPERATIONS    PAID       REALIZED NET  ASSET VALUE
-------------------     -------------- ------------- -------------- ------------ --------- -------------  ------------ -------------

INTERNATIONAL PORTFOLIO
  Six months ended 6/30/96. $12.390       $0.076         $0.723        $(0.129)    $0.670     $   --       $    --         $0.670
  Year ended 12/31/95......  11.340        0.154          0.896          0.236      1.286     (0.151)       (0.085)         1.050
  Year ended 12/31/94......  11.370        0.131         (0.306)         0.325      0.150     (0.064)       (0.116)        (0.030)
  5/3/93*-12/31/93.........  10.000        0.021          1.518         (0.099)     1.440     (0.053)       (0.017)         1.370

GLOBAL GROWTH
  OPPORTUNITIES PORTFOLIO
    5/1/96*-9/30/96........  10.000        0.035         (0.275)         0.050     (0.190)        --            --         (0.190)

GLOBAL SMALLER COMPANIES
  PORTFOLIO
  Six months ended 6/30/96.  11.670        0.039          2.467         (0.166)     2.340         --            --          2.340
  Year ended 12/31/95......  10.310        0.051          2.037         (0.301)     1.787     (0.052)       (0.375)         1.360
  10/11/94*-12/31/94.......  10.000        0.058          0.266          0.029      0.353     (0.043)           --          0.310

GLOBAL TECHNOLOGY
  PORTFOLIO
    5/1/96*-9/30/96........  10.000        0.038         (0.056)        (0.012)    (0.030)        --            --         (0.030)

HIGH-YIELD BOND PORTFOLIO
  Six months ended 6/30/96.  10.500        0.443          0.147             --      0.590         --            --          0.590
  5/1/95*-12/31/95.........  10.000        0.218          0.519             --      0.737     (0.219)       (0.018)         0.500

INCOME PORTFOLIO
  Six months ended 6/30/96.  10.560        0.289         (0.019)            --      0.270         --            --          0.270
  Year ended 12/31/95......   9.970        0.604          1.187             --      1.791     (0.604)       (0.597)         0.590
  Year ended 12/31/94......  11.380        0.689         (1.369)            --     (0.680)    (0.730)           --         (1.410)
  Year ended 12/31/93......  11.390        0.828          0.576             --      1.404     (0.828)       (0.586)        (0.010)
  Year ended 12/31/92......  11.250        0.862          0.896             --      1.758     (0.987)       (0.631)         0.140
  Year ended 12/31/91......   9.500        0.896          2.024             --      2.920     (0.904)       (0.266)         1.750
  Year ended 12/31/90......  10.780        0.829         (1.487)            --     (0.658)    (0.622)           --         (1.280)
  Year ended 12/31/89......  10.040        0.634          0.834             --      1.468     (0.419)       (0.309)         0.740
  6/21/88*-12/31/88........  10.000        0.142         (0.032)            --      0.110     (0.070)           --          0.040

-----------------
  * Commencement of Operations.
 ** The Manager, at its discretion, waived its management fee and/or reimbursed expenses for certain periods presented.
  + Annualized.



                                                                                              WITHOUT MANAGEMENT FEE WAIVER AND/OR
                                                                                                      EXPENSE REIMBURSEMENT**
                                                   RATIOS/SUPPLEMENTAL DATA                -----------------------------------------
                           --------------------------------------------------------------                               RATIO OF NET
              TOTAL RETURN  EXPENSES NET INVESTMENT                                              NET        RATIO OF     INVESTMENT
  NET ASSET     BASED ON       TO    INCOME (LOSS)               AVERAGE    NET ASSETS AT    INVESTMENT    EXPENSES TO INCOME (LOSS)
  VALUE AT     NET ASSET    AVERAGE    TO AVERAGE   PORTFOLIO  COMMISSION   END OF PERIOD  INCOME (LOSS)  AVERAGE NET   TO AVERAGE
 END OF PERIOD   VALUE     NET ASSETS  NET ASSETS   TURNOVER    RATE PAID  (000'S OMITTED)   PER SHARE       ASSETS     NET ASSETS
 ------------  ----------  ---------- ------------- ---------  ----------  --------------  -------------  ------------ -------------
   $13.060       5.41%       1.40%+      1.27%+       19.12%      $0.0151      $5,697         $ 0.002        2.66%+        0.01%+
    12.390      11.34        1.35        1.01         41.40                     4,183           0.001        3.40         (1.04)
    11.340       1.32        1.20        1.17         47.34                     1,776          (0.419)       6.12         (3.75)
    11.370      14.40        1.20+       1.30+         2.82                       648          (1.004)      17.94+       (15.44)+


      9.81      (1.90)       1.40+       0.88+           --        0.0594         783          (0.282)       9.47+        (7.19)+


    14.010      20.05        1.40+       0.84+        41.82        0.0249      11,431           0.002        2.21+         0.03+
    11.670      17.38        1.39        0.64         55.65                     4,837          (0.051)       3.84         (1.81)
    10.310       3.53        1.20+       3.14+           --                       132          (1.225)      37.25+       (32.91)+


      9.97      (0.30)       1.40+       0.96+         7.02        0.0561         958          (0.159)       6.41+        (4.05)+

    11.090       5.62        0.70+       9.38+        68.25                     6,632           0.428        1.02+         9.06+
    10.500       7.37        0.70+       7.46+        67.55                     3,009           0.117        4.38+         3.78+

    10.830       2.56        0.60+       5.48+         5.50        0.0600      12,577
    10.560      17.98        0.60        5.55         51.22                    12,619           0.602        0.62          5.53
     9.970      (5.96)       0.60        6.34         29.76                    10,050           0.670        0.77          6.17
    11.380      12.37        0.64        6.40         38.38                    11,220           0.826        0.65          6.39
    11.390      15.72        0.68        7.53         39.46                    11.363
    11.250      30.89        0.60        8.05         43.67                    11,509           0.867        0.93          7.72
     9.500      (6.10)       1.40        8.19         21.64                     7,419
    10.780      14.61        2.69        5.95         60.10                     4,085           0.610        2.88          5.77
    10.040       1.10        5.02+       2.46+           --                     1,265           0.089        5.42+         2.07+


INVESTMENT OBJECTIVES AND POLICIES


     Set forth below is a description of the investment objective of each of the Fund's Portfolios and their investment policies. Of course, because any investment involves risk, there can be no assurance that any of the Portfolios will meet its objective. The investment objective of each Portfolio may not be changed without the affirmative vote of the holders of a majority of the voting securities of that Portfolio; however, unless otherwise noted, the investment policies of each Portfolio are not fundamental and may be changed by the Fund's Board of Directors without a vote of shareholders. A more detailed description of each Portfolio's investment policies, including a list of those restrictions on each Portfolio's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Information regarding the various rating categories used by the Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's"), and referred to in the following descriptions, is included in the Appendix to this Prospectus.

SELIGMAN BOND PORTFOLIO (FORMERLY, SELIGMAN FIXED INCOME SECURITIES PORTFOLIO)

     The investment objective of this Portfolio is to achieve favorable current income by investing in debt securities, including convertible issues and preferred stock, diversified over a number of industries. Capital appreciation will be a secondary consideration in selecting portfolio securities. As a matter of fundamental policy, the Portfolio will invest at least 80% of its assets in securities that are rated investment grade.

     The Portfolio's assets may be invested in (l) corporate debt securities, including bonds and debentures convertible into common stock or with warrants and rights; (2) debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (3) mortgage-backed debt securities, including securities issued by the Government National Mortgage Association ("GNMA") and debt obligations secured by commercial or residential real estate, rated within one of the three highest rating categories by S&P or, if unrated, of comparable quality in the opinion of the Manager; (4) preferred stock; and (5) commercial paper rated within one of the three highest rating categories by S&P or Moody's. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of reorganization, recapitalization, or liquidation proceedings of any issuer of securities owned by the Portfolio. Long-term debt securities normally will be held when it is believed that the trend of interest rates is down and prices of such securities will increase; conversely, when it is believed that long-term interest rates will rise, the Portfolio may attempt to shift into short-term debt securities that are generally not as volatile as longer-term securities in periods of rising interest rates. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     Corporate debt securities purchased by the Portfolio will, in order to meet the Portfolio's fundamental policy, be investment grade bonds that are rated within one of the four highest rating categories by S&P or Moody's. To the extent that the Portfolio may invest in lower-rated bonds, an investor should be aware that while providing higher yields, such lower-rated bonds generally are subject to greater market fluctuations and risks of loss of income and principal than higher-rated (and lower-yielding) bonds. A description of the credit ratings and the risks associated with such investments is contained in the Appendix to this Prospectus. U.S. Government and agency obligations in which the Portfolio invests may include direct obligations of the U.S. Treasury, such as bills, notes and bonds, and marketable obligations issued by a U.S. Government agency or instrumentality. Agency securities include those issued by the Small Business Administration, General Services Administration and Farmers Home Administration, which are guaranteed by the U.S. Treasury. Other such securities are supported by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), while certain other securities are supported only by the credit of the agency or instrumentality itself, such as securities issued by the Federal National Mortgage Association ("FNMA"). Commercial paper includes unsecured promissory notes of corporate issuers, which securities generally have remaining maturities not exceeding nine months.

     The mortgage-backed securities in which the Portfolio invests will include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

     GNMA is a U.S. Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include FNMA, a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and FHLMC, a corporate instrumentality of the U.S. Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.


SELIGMAN CAPITAL PORTFOLIO

     The  investment   objective  of  this  Portfolio  is  to  produce   capital
appreciation for its shareholders. Current income is not an objective. The Portfolio will seek to achieve its objective by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities. Common stocks, for the most part, are selected for their near or intermediate-term prospects. They may be stocks believed to be underpriced or stocks of growth companies, cyclical companies, or companies believed to be undergoing a basic change for the better. They may be stocks of established, well-known companies or of newer, less-seasoned companies believed to have better-than-average prospects. The principal criterion for choice of investments is capital appreciation potential.

     The Portfolio may, pending investment and for temporary defensive purposes, hold cash and invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

     The Seligman Capital Portfolio may borrow money to increase its portfolio of securities. Investing for capital appreciation and borrowing ordinarily expose capital to added risk, and investment in the Portfolio should be considered only by persons who are able and willing to take such risk.

SELIGMAN CASH MANAGEMENT PORTFOLIO


     The investment objective of this Portfolio is to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments consisting of U.S. Government obligations, U.S. dollar-denominated bank obligations (including those issued by U.S. banks, their foreign branches and U.S. branches of foreign banks), prime commercial paper, high-grade, short-term corporate obligations and repurchase agreements with respect to the above types of instruments. The Portfolio seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that the Portfolio will be able to do so. In an effort to maintain a stable net asset value, the Portfolio uses the amortized cost method of valuing its securities.

     The Portfolio will invest only in U.S. dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Portfolio will not purchase any security (other than a U.S. Government obligation) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P, or (ii) if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Portfolio's best interest.

     Presently, the Portfolio only invests in either U.S. Government obligations or securities that are rated in the top rating category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSROs, provided that not more than the greater of 1% of its total assets or $1,000,000 is invested in any one such security.

     U.S. GOVERNMENT OBLIGATIONS in which the Portfolio invests include obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the United States, such as U.S. Treasury bills, securities issued or guaranteed by a U.S. Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the U.S. Treasury.


     BANK OBLIGATIONS purchased by the Portfolio include U.S. dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the U.S. Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.


     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT SECURITIES include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest U.S. bank holding companies in terms of assets.


     YIELD INFORMATION. Investors should recognize that, in periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of new money to the Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio assets, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be true. The Portfolio may attempt to increase yields on its investments by using trading techniques designed to take advantage of short-term market variations. This policy, together with the short maturities of the securities in which the Portfolio invests, would result in high portfolio turnover. The Portfolio does not anticipate incurring significant brokerage or transaction expenses since portfolio transactions ordinarily will be made directly with the issuer, money market dealer, or other financial institution on a net price basis.


SELIGMAN COMMON STOCK PORTFOLIO


     The investment objective of this Portfolio is to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk. The Portfolio seeks to achieve its objective primarily through equity investments, and in general, investments will be broadly diversified over a number of industries. The Portfolio may, pending investment and for temporary defensive purposes, invest without limitation in high-grade, short-term money market instruments, including repurchase agreements, of the types listed under "Seligman Cash Management Portfolio."

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies operating in virtually all aspects of the communications, information and related industries. It invests at least 80% of its net assets, exclusive of government securities, short-term notes, cash and cash equivalents, in securities of companies engaged in these industries.

     The value of Portfolio shares may be susceptible to factors affecting the communications, information and related industries. As such, this Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of these industries. Although securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market are held by this Portfolio, rapidly changing technologies and the expansion of the communications, information and related industries provide a favorable environment for investing in companies of small to medium size. Securities of smaller, less-seasoned companies may be subject to greater price fluctuation, limited liquidity and above-average investment risk.

     This Portfolio invests primarily in common stocks. It also may invest in securities convertible into or exchangeable for common stocks, in warrants and rights to purchase common stocks and in debt securities or preferred stocks believed to provide opportunities for capital gain. It is this Portfolio's present intention to invest not more than 5% of its net assets in debt securities that are not rated within the four highest rating categories by S&P or by Moody's.



SELIGMAN FRONTIER PORTFOLIO

     The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. This Portfolio seeks to achieve its objective by investing in a portfolio consisting of securities of companies selected for their growth prospects. It invests primarily in common stocks, and may also invest in securities that may be exchanged for or converted into common stock, preferred stock and common stock purchase warrants and rights believed by the Manager to provide capital growth opportunities.

     Stocks of companies believed by the Manager to have special characteristics (such as a high growth rate of unit sales, an important opportunity in a developing industry or a distinct competitive advantage) are favored by this Portfolio. In general, securities owned are likely to be those issued by companies of small to medium size with annual revenue of $400 million or less. Except when investing for temporary defensive purposes, this Portfolio will invest at least 65% of its net assets, exclusive of government securities, short-term notes, cash and cash items, in securities of such companies. Securities of smaller or medium-sized companies may be subject to above-average market price fluctuation and business risk; however, the Manager will seek to temper such risks by diversification of investments and by avoiding concentration of investments in any one industry.


     This Portfolio's investments, other than in securities of the companies discussed above, will be substantially in securities issued or guaranteed by the U.S. Government (such as Treasury bills, notes and bonds), its agencies, instrumentalities or authorities, highly-rated corporate debt securities (rated AA-, or better, by S&P or Aa3, or better, by Moody's); prime commercial paper (rated A-1+/A-1 by S&P or P-1 by Moody's) and certificates of deposit of the 100 largest (based on assets) banks that are subject to regulatory supervision by the U.S. Government or state governments and the 100 largest (based on assets) foreign banks with branches or agencies in the United States.

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (FORMERLY, SELIGMAN HENDERSON
   GLOBAL PORTFOLIO)
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO


     Unless otherwise indicated, the following description of investment objectives and policies applies to each of the Seligman Henderson International Portfolio ("International Portfolio"), the Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Opportunities Portfolio"), the Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio") and the Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio").

     The investment objective of the International Portfolio is long-term capital appreciation primarily through international investments in securities of medium- to large-sized companies. Under normal market conditions, the International Portfolio will invest 65% of its assets in securities of issuers located in at least three different countries, not including the U.S.


     The investment objective of the Global Growth Opportunities Portfolio is long-term capital appreciation. The Global Growth Opportunities Portfolio seeks to achieve its objective by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Subadviser believes that such trends are reshaping the world as it moves towards the new millennium. The trends that will be initially focused on will include global economic liberalization and the flow of capital through trade and investment; the globalization of the world's economy; the expansion of technology as an increasingly important influence on society; the increased awareness of the importance of protecting the environment; and the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, security and leisure.



     The investment objective of the Global Smaller Companies Portfolio is long-term capital appreciation primarily through global investments in securities of companies with small to medium market capitalizations. Under normal market conditions, the Global Smaller Companies Portfolio will invest its assets in securities of issuers located in at least three different countries, one of which may be the U.S., and will invest at least 65% of its assets in securities of small to medium-sized companies with market capitalization up to $1 billion.

     The investment objective of the Global Technology Portfolio is long-term capital appreciation. The Global Technology Portfolio seeks to achieve its objective by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries. The Global Technology Portfolio defines technology as the use of science to create new products and services. As such the industry comprises not only information technology and communications but also medical, environmental and bio-technology. The Global Technology Portfolio expects to invest in a broad range of technologies. The technology market is global in its scope and has exhibited and continues to demonstrate rapid growth both through increasing demand for existing products and services and the broadening of the technology market. Penetration rates remain low while emerging technologies such as multimedia and genetic engineering are opening up whole new markets. The application of new technology to traditional industries is, in many cases, revolutionizing both manufacturing and distribution industries. Nonetheless, older technologies such as photography and print may also be represented. The Subadviser expects to take advantage of valuation anomalies in international markets created by the emergence of established U.S. technology trends in overseas markets and the relative immaturity of the technology sectors in those countries' securities markets. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Global Technology Portfolio; however, rapidly changing technologies and the expansion of technology and technology-related industries provide a favorable environment for investment in companies of small- to medium-size. Consequently, the Global Technology Portfolio's investments are not subject to any minimum capitalization requirement, and the Global Technology Portfolio may invest in securities without regard to the capitalization of the issuer.


     Seligman Henderson Co. (the "Subadviser") will supervise and direct the investments of each of the Portfolios. While each Portfolio may invest in securities of issuers domiciled in any country (except the International Portfolio, which normally will not invest in the U.S.), under normal conditions investments will be made in four principal regions: The United Kingdom/Continental Europe, North America, the Pacific Basin and Latin America. Continental European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and Turkey. Pacific Basin countries include

Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, The People's Republic of China, The Philippines, Singapore, Sri Lanka, Taiwan and Thailand. North America includes the United States and Canada. Latin American countries include Argentina, Brazil, Chile, Mexico and Venezuela.

     In allocating investments among geographic regions and individual countries, the Subadviser will consider such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships.


     These Portfolios may invest in all types of securities, most of which will be denominated in currencies other than the U.S. dollar. Since opportunities for long-term growth are primarily expected from equity securities, the Portfolios will normally invest substantially all of their assets in such securities, including common stock, securities convertible into common stock, depositary receipts for these securities and warrants. These Portfolios may, however, invest up to 25% of their assets in preferred stock and debt securities if the Subadviser believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. Dividends or interest income are considered only when the Subadviser believes that such income will have a favorable influence on the market value of a security in light of the Portfolios' objective of capital appreciation. Equity securities in which each of the Portfolios will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets.


     There is no requirement that the debt securities in which the Portfolios may invest be rated by a recognized rating agency. However, it is the Portfolios' policy that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Subadviser, of equivalent quality to "investment grade" securities. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's or S&P. Debt securities are interest-rate sensitive, so that their value will tend to decrease when interest rates rise and increase when interest rates fall.


     DEPOSITARY RECEIPTS. The Portfolios may invest in securities represented by American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"),
European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or Global Depositary Shares ("GDSs"). ADRs and ADSs are instruments generally issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer. ADRs and ADSs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs, GDRs and GDSs are typically issued by foreign banks or trust companies and traded in Europe. ADRs, ADSs, EDRs, GDRs and GDSs may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of ADRs, ADSs, EDRs, GDRs or GDSs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs, ADSs, EDRs, GDRs and GDSs are not obligated to disclose material information in the U.S., and therefore, the import of such information may not be reflected in the market value of such receipts.


     By investing in foreign securities, the Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the U.S. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.

     FOREIGN INVESTMENT RISK FACTORS. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that either of the Portfolios' foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the U.S. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to a Portfolio. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the U.S., and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which a Portfolio could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Portfolios, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the U.S.

     Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

     The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

     FOREIGN CURRENCY RISK FACTORS. Investments in foreign securities will usually be denominated in foreign currencies, and each Portfolio may temporarily hold funds in foreign currencies. The value of a Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies. A Portfolio's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolios. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

     TECHNOLOGY INVESTMENT RISK FACTORS. The value of the Global Technology Portfolio shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. As such, the Global Technology Portfolio is not an appropriate investment for individuals who require safety of principal or stable income from their investments. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries; changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, markets and financial or managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities of larger companies.

     SMALLER COMPANY INVESTMENT RISK FACTORS. With regard to the Global Smaller Companies Portfolio and the Global Technology Portfolio, the Subadviser believes that smaller companies generally have greater earnings and sales growth potential than larger companies. In addition, the Global Growth Opportunities Portfolio may also invest in securities without regard to the minimum capitalization of issuers. However, investments in such companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.

     DERIVATIVES. Each of the Portfolios may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.


     A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The only types of derivatives in which the Portfolios are currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.

     A Portfolio may not invest in rights and warrants, if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Portfolio's net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.

     FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, each Portfolio may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). A Portfolio will usually enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns. A Portfolio may be required to cover certain forward currency exchange contract positions by establishing a segregated account with its custodian that will contain only liquid assets, such as U.S. Government securities or other liquid high-grade debt obligations. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Portfolio's position in any one country as of the date the contract is entered into.

     Although the Portfolios will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Portfolios may therefore incur a gain or loss on a forward contract. A forward contract may help reduce the Portfolios' losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.


     OPTIONS TRANSACTIONS. Each of the Portfolios may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by the Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.


     When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Policies and Restrictions" in the Statement of Additional Information.

     TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. A Portfolio's investments in commercial paper of U.S. issuers will be limited to
(a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in the Appendix to this Prospectus. A Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.


SELIGMAN HIGH-YIELD BOND PORTFOLIO

     The objective of this Portfolio is to produce maximum current income. The Portfolio seeks to achieve its objective by following a policy of investing in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes, commonly referred to as "junk bonds". Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's or BBB or lower by S&P) than those assigned by S&P or Moody's to investment-grade bonds and notes. A description of the S&P and Moody's rating categories is set forth in the Appendix to this Prospectus. While providing higher yields, these bonds and notes are subject to greater risks of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. They are also generally considered to be subject to greater price volatility due to market risks than higher rated bonds and notes.

     The amount of outstanding high-yield, lower-rated corporate securities has recently proliferated. Based on industry estimates, the market grew from $20 billion in outstanding securities to in excess of $300 billion, principally over the past ten years, a period of national economic expansion. An economic downturn could adversely impact issuers' abilities to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected like all fixed-income securities by market conditions relating to changes in prevailing interest rates. However, the value of lower-rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality. If the security is downgraded, the Portfolio may retain the security.

     The Portfolio may invest in "zero coupon" (interest payments accrue until maturity) and "pay-in-kind" (interest payments are made in cash or additional shares) bonds. Such securities may be subject to greater fluctuations in value as they tend to be more speculative than income bearing securities. Fluctuations in the market prices of the securities owned by the Portfolio result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio.

     Lower-rated and non-rated corporate bonds and notes in which the Portfolio invests are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling the securities in its portfolio.

     The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time the rating is assigned and the time it is updated. In addition there may be varying degrees of difference in credit risk of securities within each rating category.

     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1995. When securities received different ratings from S&P and Moody's, the table reflects the lower rating.

              AAA/Aaa.....................................      --
              AA/Aa.......................................      --
              A/A.........................................      --
              BBB/Baa.....................................      --
              BB/Ba.......................................     4.6%
              B/B.........................................    89.5%
              CCC/Caa.....................................     1.9%
              CC/Ca.......................................     3.6%
              Non-rated...................................     0.4%

     The Manager will try to minimize the risk inherent in the Portfolio's investment objective through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur and an investment in the Portfolio is appropriate for you only if you can bear the high risk inherent in seeking maximum current income by investing in high-yielding corporate bonds and notes which are unrated or carry lower ratings than those assigned by S&P or Moody's to investment-grade bonds.

     Except for temporary defensive purposes, at least 80% of the value of the Portfolio's total assets will be invested in high-yielding, income-producing corporate bonds. This investment policy is a fundamental policy and may not be changed by the Board of Directors of the Fund without the vote of a majority of the Portfolio's outstanding voting securities. The Portfolio may invest up to 20% of the value of its total assets in a range of high-yield, medium and lower quality corporate notes, short-term money market instruments, including certificates of deposit of banks having total assets of more than $1 billion and which are members of the FDIC, bankers' acceptances and interest-bearing savings or time deposits of such banks, commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's, securities issued, guaranteed or insured by the U.S. Government, its agencies and instrumentalities and other income-producing cash items. The Portfolio may invest temporarily for defensive purposes without limit in the foregoing securities.

     In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment grade preferred stock. Certain preferred stock issues may offer higher yields than similar bond issues because their rights are subordinated to the bonds. Consequently, such preferred stock issues will have a greater risk potential. The Manager will try to minimize this greater risk potential through its investment process. However, there can be assurance that losses will not occur and, as stated above, an investment in the Portfolio is appropriate only for an investor who can bear the high risk in seeking maximum current income by investing in high-yielding securities, including non-investment grade preferred stock.


SELIGMAN INCOME PORTFOLIO

     The primary investment objective of this Portfolio is to provide shareholders with high current income consistent with what is believed to be prudent risk of capital; secondarily, the Portfolio seeks to provide the possibility of improvement in income and capital value over the longer term. Assets are invested in securities carefully selected in light of the Portfolio's investment objectives and diversified to limit risk. The distribution of investments between different types of securities is governed by a fundamental policy, which can be changed only by the vote of the shareholders, that at least 25% of the market value of gross assets must at all times be in cash, bonds and/or preferred stocks. Under an investment policy established by the Board of Directors, at least 80% of assets will be invested in income-producing securities.

     Subject to that limitation, assets may be invested in many different types of securities, including money market instruments, fixed-income securities such as bonds, debentures and preferred stocks, senior securities convertible into common stocks, and common stocks.

     Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for the Portfolio, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible bonds present. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the Manager would be forced to seek alternative investments. The Portfolio may invest in debt securities convertible into equity securities rated as low as CC by S&P or Ca by Moody's. Debt securities rated below investment grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in the Appendix to this Prospectus. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.

     The Portfolio does not expect to invest more than 5% of its assets in non-convertible bonds, notes and debentures ("bonds") rated below BBB by S&P or Baa by Moody's. Although bonds rated in the fourth credit rating category (BBB or Baa) are commonly referred to as investment grade, they may have speculative characteristics. The Appendix to this Prospectus contains a description of credit ratings and the risks associated with lower-rated debt securities, which tend to be more speculative and riskier than higher-rated debt securities.

     The following table sets forth the weighted average ratings of the Portfolio invested in debt securities, including convertible bonds, for the year ended December 31, 1995. The balance of the Portfolio is invested in equity securities. When securities received different ratings from S&P and Moody's, the table reflects the higher rating.

              AAA/Aaa.....................................     5.7%
              AA/Aa.......................................      --
              A/A.........................................    10.0%
              BBB/Baa.....................................    20.7%
              BB/Ba.......................................     4.9%
              B/B.........................................    11.8%
              CCC/Caa.....................................     0.5%
              CC/Ca.......................................      --
              Non-rated...................................     3.2%


OTHER INVESTMENT POLICIES


     The Fund's Portfolios may invest for either the long or short term in their efforts to attain their objectives, and changes in investments may be made whenever considered advisable by the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser. Except as otherwise noted, each of the Portfolios may engage in transactions involving the types of securities and investment strategies described below. Further information about these strategies is included in the Fund's Statement of Additional Information.

     REPURCHASE AGREEMENTS. Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the U.S. Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

     ILLIQUID SECURITIES. Other than the Seligman Cash Management Portfolio, each Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Portfolio, other than the Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for restricted securities offered and sold under Rule 144A will develop. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


     SHORT SALES. Each of the Seligman Henderson Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

     FOREIGN SECURITIES. Each of the Fund's Portfolios may invest in commercial paper and certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers directly or through ADRs, ADSs, EDRs, GDRs or GDSs. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the U.S. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. A Portfolio may invest up to 10% of its total assets in foreign securities (except the International Portfolio and the Global Smaller Companies Portfolio, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through ADRs, ADSs, EDRs, GDRs or GDSs, or to commercial paper and certificates of deposit issued by foreign banks.

     LENDING OF PORTFOLIO SECURITIES AND BORROWING. Other than the Seligman Cash Management Portfolio, each of the Fund's Portfolios may lend portfolio securities to banks or other institutional borrowers, provided that securities loaned by each of the Seligman Henderson Portfolios may not exceed 331/3% of the Portfolios' total assets taken at market value. The Fund's Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower is required to pay an amount equal to any dividends or interest paid on the securities to the lending Portfolio. In addition, the lending Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

     Except as noted below, a Portfolio may not borrow money except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, the Seligman Frontier Portfolio and the Seligman High-Yield Bond Portfolio will not purchase additional portfolio securities if that Portfolio has outstanding borrowings in excess of 5% of the value of its total assets.

     The Seligman Capital Portfolio, the Seligman Common Stock Portfolio and the Seligman Communications and Information Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.


     Each of the Seligman Henderson Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

     WHEN-ISSUED SECURITIES. The Seligman Bond Portfolio and the Seligman High-Yield Bond Portfolio may purchase securities on a when-issued basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although the Seligman High-Yield Bond Portfolio will purchase a security on a when-issued basis only with the intention of actually acquiring the securities, the Portfolio may sell these securities before the purchase settlement date if it is deemed advisable.


     At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued commitment; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued commitment increases. When the time comes to pay for when-issued securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued commitments carries with it a greater potential for the realization of capital gain or loss.

MANAGEMENT SERVICES


     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to management agreements approved by the Board of Directors (the "Management Agreements"), the Manager manages the investments of each Portfolio and administers their business and other affairs. The address of the Manager is 100 Park Avenue, New York, New York 10017.

     Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     For its services under the Management Agreements, the Manager receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio; at an annual rate of .50% of the average daily net assets of the Seligman High-Yield Bond Portfolio; and at an annual rate of
 .75% of the average daily net assets of the Seligman Communications and Information Portfolio and Seligman Frontier Portfolio.

     Each of the Seligman Henderson Portfolios pays the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each Portfolio, of which .90% is paid to the Subadviser for the services described below. This management fee is higher than that of the other Portfolios of the Fund and of most investment companies but is comparable to that of most global or international equity funds.

     The Manager voluntarily has agreed to waive its management fee and to reimburse all expenses for the Seligman Cash Management Portfolio, and has voluntarily agreed to reimburse annual expenses (other than the management fee) that exceed .20% of average net assets for each of the Seligman Bond, Seligman Capital, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman High-Yield Bond and Seligman Income Portfolios. There is no assurance that the Manager will continue this policy in the future.


     From January 1 through April 30, 1995, the Subadviser voluntarily agreed to reimburse certain annual expenses (other than the management fee) that exceeded
 .20% of average net assets for each of the Seligman Henderson Portfolios. From May 1 through December 31, 1995, the Subadviser agreed to reimburse annual expenses (other than the management fee) that exceeded .40% of average net assets for these portfolios. There is no assurance that the Subadvisor will continue this policy in the future.


     The  management  fee  paid by each  Portfolio  (except  the  Global  Growth
Opportunities and Global Technology Portfolios) expressed as a percentage of average daily net assets of that Portfolio is presented in the following table for the fiscal year/period ended December 31, 1995. Total expenses for each Portfolio's shares (except the Global Growth Opportunities and Global Technology Portfolios), expressed as an annualized percentage of average daily net assets, are also presented in the following table for the year/period ended December 31, 1995.


                                                             MANAGEMENT FEE RATE        EXPENSE RATIOS FOR
                                                          FOR THE YEAR/PERIOD ENDED    THE YEAR/PERIOD ENDED
      PORTFOLIO                                                   12/31/95                   12/31/95
      ---------                                            ----------------------     -----------------------


      Seligman Bond Portfolio.............................            .40%                       .60%*
      Seligman Capital Portfolio..........................            .40                        .60*
      Seligman Cash Management Portfolio..................             -*                          -*
      Seligman Common Stock Portfolio.....................            .40                        .54
      Seligman Communications and Information
        Portfolio.........................................            .75                        .95
      Seligman Frontier Portfolio.........................            .75                        .95
      Seligman Henderson International Portfolio..........           1.00                       1.35*
      Seligman Henderson Global Smaller
        Companies Portfolio  .............................           1.00                       1.39*
      Seligman High-Yield Bond Portfolio
        (annualized)......................................            .50                        .70*
      Seligman Income Portfolio...........................            .40                        .60*



--------------
* During the year ended December 31, 1995, the Manager, at its discretion, waived all of its fees for the Seligman Cash Management Portfolio, and the Manager or Subadviser elected to reimburse all or a portion of the expenses for these Portfolios (except Seligman Common Stock Portfolio and Seligman Communications and Information Portfolio).

     The Manager also serves as manager of sixteen other investment companies, which, together with the Fund, make up the "Seligman Group." The aggregate assets of the Seligman Group were approximately $13.4 billion at September 30, 1996. The Manager also provides investment management or advice to institutional accounts having an aggregate value of approximately $4.0 billion at September 30, 1996.


     The Fund bears all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager as provided in the Management Agreements. In particular, but without limiting the generality of the foregoing, the Fund pays brokerage commissions, custody expenses and expenses relating to computation of the Fund's net asset value per share, including the cost of any equipment or services used for obtaining price quotations; legal and accounting fees and expenses; fees and expenses of registering the Fund under the federal securities laws; taxes or governmental fees payable by or with respect to the Fund to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes; fees, dues, and other expenses incurred in connection with the Fund's membership in any trade association or other investment organization; and such nonrecurring expenses as may arise, including litigation costs.


     THE SUBADVISER. Seligman Henderson Co. serves as Subadviser to each of the Seligman Henderson Portfolios pursuant to Subadvisory Agreements between the Manager and the Subadviser (the "Subadvisory Agreements"). The Subadvisory Agreements provide that the Subadviser will supervise and direct the Seligman
Henderson Portfolios' international investments in accordance with the Portfolios' investment objectives, policies and restrictions. Seligman Henderson Co. was created to provide international and global investment management services to institutional investors and investment companies in the U.S. The address of the Subadviser is 100 Park Avenue, New York, New York 10017.

     PORTFOLIO MANAGERS. Loris D. Muzzatti, a Managing Director of the Manager, has served as Vice President of the Fund and has been the Portfolio Manager of the Seligman Capital Portfolio since December 1988. Mr. Muzzatti, who joined the Manager in 1985, also manages a portion of the Manager's leading institutional accounts. Mr. Muzzatti is also Vice President and Portfolio Manager of Seligman Capital Fund, Inc., Seligman Growth Fund, Inc. and a Co-Portfolio Manager of the Global Growth Opportunities Portfolio. The Portfolio Manager's discussion of the Seligman Capital Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Capital Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Capital
Appreciation Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Charles C. Smith, Jr., a Managing Director of the Manager since January 1, 1994, serves as Vice President of the Fund and has been Portfolio Manager of the Seligman Common Stock Portfolio and the Seligman Income Portfolio since December 1991. Mr. Smith, who joined the Manager in 1985 as Vice President, Investment Officer and became Senior Vice President, Senior Investment Officer in 1992, also manages Seligman Common Stock Fund, Inc., Seligman Income Fund, Inc. and Tri-Continental Corporation. Odette Galli, Vice President, Investment Officer of the Manager since 1993, serves as Co-Manager of the Seligman Common Stock Portfolio. Ms. Galli is also Co-Manager of Seligman Common Stock Fund, Inc. and Tri-Continental Corporation. Prior to 1993, Ms. Galli was an equity research analyst at Morgan Stanley & Co. Rodney Collins, Vice President, Investment Officer of the Manager, serves as Co-Manager of the Seligman Income Portfolio. Mr. Collins, who joined the Manager in 1992 as an investment associate, is also Co-Manager of Seligman Income Fund, Inc. The Portfolio Manager's discussion of the Seligman Common Stock Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Common Stock Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Growth and Income Fund Average, is included in the Fund's 1995 Annual Report to Shareholders. The Portfolio Manager's discussion of the Seligman Income Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Income Portfolio, the Standard & Poor's 500 Composite Stock Price Index, and the Lipper Income Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Paul H. Wick, a Managing Director of the Manager, serves as Vice President of the Fund and is the Portfolio Manager of the Seligman Communications and Information Portfolio and a Co-Manager of the Global Technology Portfolio. Mr. Wick, who joined the Manager in 1987, also manages Seligman Communications and Information Fund, Inc. and co-manages Seligman Henderson Global Technology Fund, a series of Seligman Henderson Global Fund Series, Inc. The Portfolio Manager's discussion of the Seligman Communications and Information Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Communications and Information Portfolio, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Science and Technology Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Arsen Mrakovcic, a Managing Director of the Manager, is Vice President of the Fund and Portfolio Manager of the Seligman Frontier Portfolio since October 1, 1995. Mr. Mrakovcic, who joined the Manager in 1992 as a Portfolio Assistant, was named Vice President, Investment Officer on January 1, 1995 and Managing Director on January 1, 1996. Mr. Mrakovcic also manages Seligman Frontier Fund, Inc. and the domestic portion of the Seligman Henderson Global Smaller Companies Fund, a series of Seligman Henderson Global Fund Series, Inc. The Portfolio Manager's discussion of the Seligman Frontier Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman Frontier Portfolio, the National Association of Securities Dealers Automated Quotations ("NASDAQ") and the Lipper Small Company Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Leonard J. Lovito, a Vice President of the Manager, serves as Vice President of the Fund and has been Portfolio Manager of the Seligman Bond Portfolio since January 1, 1994 and of the Seligman Cash Management Portfolio and Seligman Cash Management Fund, Inc. since January 1, 1995. Mr. Lovito, who joined the Manager in 1984, also manages the Seligman U.S. Government Securities Series of Seligman High Income Fund Series. The Portfolio Manager's discussion of the Seligman Bond Portfolio's performance, as well as a line graph illustrating comparative performance information between the Seligman Bond Portfolio, the Lehman Brothers Government Bond Index and the Lipper Fixed Income Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Daniel J. Charleston, a Managing Director of the Manager, is Vice President of the Fund and has been the Portfolio Manager of the Seligman High-Yield Bond Portfolio since its inception on May 1, 1995. Mr. Charleston, who joined the Manager in 1987, has managed the Seligman High-Yield Bond Series of Seligman High Income Fund Series since 1989. The Portfolio Manager's discussion of the Seligman High-Yield Bond Portfolio's performance, as well as a line graph illustrating comparative information between the Seligman High-Yield Bond Portfolio, the Lipper High-Yield Bond Index and the Merrill Lynch Master Index, is included in the Fund's 1995 Annual Report to Shareholders.

     The Subadviser's International Policy Group has overall responsibility for directing and overseeing all aspects of investment activity for each of the Seligman Henderson Portfolios and provides international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate. Mr. Iain C. Clark, a Managing Director and the Chief Investment Officer of the Subadviser, is responsible for the day-to-day investment activity of the International Portfolio and the Global Smaller Companies Portfolio. Mr. Clark, who joined the Subadviser in 1992, has been a Director of Henderson Administration Group plc and Henderson International, Ltd. and Secretary, Treasurer and Vice President of Henderson International, Inc. since 1985. Mr. Clark's discussion of the International Portfolio's performance, as well as a line graph illustrating comparative performance information between the International Portfolio, the Morgan Stanley Capital International ("MSCI") World Index and the MSCI Europe-Asia-Far East Index, is included in the Fund's 1995 Annual Report to Shareholders. Mr. Clark's discussion of the Global Smaller Companies Portfolio's performance, as well as a line graph illustrating comparative information between the Global Smaller Companies Portfolio, the MSCI World Index, and the Lipper Global Small Company Fund Average, is included in the Fund's 1995 Annual Report to Shareholders.

     Brian Ashford-Russell, a Portfolio Manager with Henderson Administration Group plc since February 1993, is the Co-Manager of the Global Technology
Portfolio. Mr. Ashford-Russell and Mr. Wick have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Technology Portfolio including the selection of individual securities for purchase or sale. Mr. Ashford-Russell was previously a Portfolio Manager with Touche Remnant & Co.

     Nitin Mehta, a Portfolio Manager with Henderson Administration Group plc since September 1994, is the Co-Manager of the Global Growth Opportunities Portfolio. Mr. Mehta and Mr. Muzzatti have responsibility for directing and overseeing the international and domestic investments, respectively, of the Global Growth Opportunities Portfolio including the selection of individual securities for purchase or sale. From May 1993 to September, 1994, Mr. Mehta was Head of Currency Management and Derivatives at Quorum Capital Management. From February 1993 to May 1993 he was a consultant with International Finance Corporation. From 1986 through 1992, he was Head of Equity Investments at Shearson Lehman Global Asset Management.


     Copies of the Fund's 1995 Annual Report to Shareholders may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the front page of this Prospectus.

PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND VALUATION


     PORTFOLIO TRANSACTIONS. In directing transactions involving exchange-listed securities, the Manager (or in the case of the Seligman Henderson Portfolios, the Manager or the Subadviser) will seek the most favorable price and execution, and consistent with that policy may give consideration to the research, statistical, and other services furnished by brokers or dealers to the Manager or the Subadviser for its use. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis, although the use of such brokers may result in a higher brokerage charge to a Portfolio than the use of brokers selected solely on the basis of seeking the most favorable price and execution although such research and analysis received may be useful to the Manager or the Subadviser in connection with their services to other clients as well as to the Portfolios. Portfolio transactions for the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio, which invest in debt securities generally traded in the over-the-counter market, and transactions by any of the other Portfolios in debt securities traded on a "principal basis" in the over-the-counter market are normally directed by the Manager or the Subadviser to dealers in the over-the-counter market, which dealers generally act as principals for their own accounts.

     Consistent with the rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager or Subadviser may consider sales of the Canada Life Accounts and, if permitted by applicable laws, of the other Funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     PORTFOLIO TURNOVER. A change in securities held by any Portfolio is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Changes will be made whenever the Manager or, in the case of the Seligman Henderson Portfolios, the Subadviser, believes such changes will strengthen any Portfolio's position. Portfolio turnover will vary from year to year as well as within a year and may exceed 100%.

     VALUATION. The net asset value of the shares of each Portfolio will be computed each day, Monday through Friday, as of the close of the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on days the New York Stock Exchange is open for trading. Securities of each Portfolio (except Seligman Cash Management Portfolio) are valued at current market value, or in the absence thereof, at fair value in accordance with procedures approved by the Board of Directors. For purposes of determining the net asset value per share of each of the Seligman Henderson Portfolios, securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.


     Securities held by the Seligman Cash Management Portfolio are valued using the amortized cost method. This method is designed to stabilize the net asset value of that Portfolio at $1.00 per share. The Board of Directors will monitor closely the stabilization of the net asset value at $1.00 per share and has adopted procedures to facilitate such stabilization. More information regarding this method of valuation is contained in the Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Portfolio of the Fund intends to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Dividends on the Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Seligman Cash Management Portfolio; it is not expected that this Portfolio will realize capital gains. Dividends and capital gain distributions from each of the other Portfolios will be declared and paid annually and will be reinvested at the net asset value of such shares of the

Portfolio that declared such dividend or gain distribution. Dividend and gain distributions are generally not currently taxable to owners of the VA, CLAA or VCA-9 Contracts; further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectus or disclosure documents of the Canada Life Accounts and VCA-9.


PURCHASES AND REDEMPTIONS


     Shares of the Portfolios will be offered only to Canada Life Accounts and VCA-9. Shares of the Fund will be purchased and redeemed by Canada Life Accounts and VCA-9 at net asset value, without charge. However, the Canada Life Accounts and VCA-9 are sold subject to certain fees and charges. These fees and charges for the Canada Life Accounts and VCA-9 are more fully described in the prospectuses or disclosure documents for Canada Life Accounts and VCA-9 which should be read together with this Prospectus, as applicable. Purchase or redemption requests received by the Fund prior to 4:00 p.m. Eastern time are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

     Any inquiries regarding the Fund should be directed in writing to Seligman Financial Services, Inc., 100 Park Avenue, New York, New York 10017, or by calling the telephone numbers listed on the front page of the Prospectus. Seligman Financial Services, Inc. is an affiliate of the Manager and distributor of the Fund's shares.



CUSTODIANS AND TRANSFER AGENT

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian of the Fund's assets, except for the assets of each of the Seligman Henderson Portfolios, as well as transfer and dividend disbursing agent.


     Morgan Stanley Trust  Company,  One Pierrepont  Plaza,  Brooklyn,  New York
11201, acts as custodian of the assets of each of the Seligman Henderson Portfolios.



ORGANIZATION AND CAPITALIZATION


     The Fund is an open-end diversified management investment company incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993. Directors of the Fund have authority to issue a total of 1,000,000,000 shares, each with a par value of $.001. The Fund presently has twelve separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson International Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio. Each share represents an equal proportionate interest in the respective series and shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights, are transferable and are fully paid and non-assessable. In accordance with current policy of the SEC, holders of the Canada Life Accounts and VCA-9 have the right to instruct Canada Life and MBL Life, respectively, as to voting Fund shares held by such Canada Life Accounts and VCA-9, respectively, on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Canada Life Accounts and VCA-9 are more fully set forth in the prospectus or disclosure document relating to that account, as applicable, which should be read together with this Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-Laws, or Maryland corporate law.

                                    APPENDIX



MOODY'S INVESTORS SERVICES, INC. (MOODY'S)


     DEBT SECURITIES

     AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     COMMERCIAL PAPER

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("S&P")

     DEBT SECURITIES

     AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.


     COMMERCIAL PAPER

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D is in payment default.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1996
                            SELIGMAN PORTFOLIOS, INC.


                                 100 Park Avenue
                            New York, New York 10017
          800-221-7844 - all continental United States, except New York
                          212-850-1864 - New York State
                        800-221-2783 - Marketing Services




     This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Portfolios, Inc. (the "Fund"), dated November 1, 1996. It should be read in conjunction with the Prospectus, which may be obtained by contacting the Fund at the telephone numbers or address set forth above. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


                                TABLE OF CONTENTS



 INVESTMENT POLICIES AND RESTRICTIONS.................................     2
 DIRECTORS AND OFFICERS...............................................     6
 MANAGEMENT AND EXPENSES..............................................    11
 PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION.....................    13
 CUSTODIANS AND INDEPENDENT AUDITORS..................................    15
 FINANCIAL STATEMENTS.................................................    16
 APPENDIX A...........................................................    17
 APPENDIX B...........................................................    19

                      INVESTMENT POLICIES AND RESTRICTIONS

     The Prospectus  discusses the  investment  objectives of each of the Fund's
Portfolios and the policies it employs to achieve those objectives. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

Purchasing Put Options on Securities


     The Seligman Henderson International Portfolio (formerly, Seligman Henderson Global Portfolio), the Seligman Henderson Global Growth Opportunities Portfolio, the Seligman Henderson Global Smaller Companies Portfolio and the Seligman Henderson Global Technology Portfolio (collectively, the "Seligman Henderson Portfolios") may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.


     Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Portfolio would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. A Portfolio's maximum financial exposure will be limited to these costs.

     A Portfolio may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging and due to their relatively low cost and short duration, liquidity is not a significant concern.

     A Portfolio's ability to engage in option transactions may be limited by tax considerations.

Lending of Portfolio Securities

     Certain of the Fund's Portfolios may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed-upon amount of interest from the borrower. Loans made will generally be short-term and are subject to termination at the option of the Fund or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities during the period of the loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

     Each of the Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short term. A repurchase agreement is an agreement under which a Portfolio acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed-upon price and date. Such resale price reflects an agreed-upon interest rate effective for the period of time the instrument is held by a Portfolio and is unrelated to the interest rate on the instrument.

     Each of the Portfolios has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller failed to pay the repurchase price. It is not anticipated that securities subject to repurchase agreements will be sold except in the case of default on the obligation to repurchase. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, a Portfolio would suffer a loss. In addition, the law is unsettled regarding the rights of a Portfolio if the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the United States Bankruptcy Code. As a result, under these extreme circumstances, there may be restrictions on the ability to sell the collateral, and losses could be incurred.

Illiquid Securities

     Other than the Seligman Cash Management Portfolio, each Portfolio of the Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable.

Foreign Currency Transactions


     A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. Each of the Seligman Henderson Portfolios will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

     A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Subadviser may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.

     Except as set forth above and immediately below, each Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.


     If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Portfolio Turnover


     The portfolio turnover rate for each Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the years 1995 and 1994 of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Henderson International Portfolio and Seligman Income Portfolio were 114.42% and 237.23%; 122.20% and 67.39%; 55.48% and 15.29%; 41.40% and 47.34%; and 51.22%
and 29.76%, respectively. For the year 1995 and the period from October 11, 1994 (commencement of operations) through December 31, 1994, the portfolio turnover rates of the Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio, respectively, were 96.62% and 0%; 106.48% and 0%; and 55.65% and 0%, respectively. For the period from May 1, 1995 (commencement of operations) through December 31, 1995, the portfolio turnover rate of the Seligman High-Yield Bond Portfolio was 67.55%. It is anticipated that the annual rates of portfolio return for each of the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio will not exceed 100%.


Investment Restrictions


     The Fund has adopted the several investment restrictions enumerated below. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 16 may be changed by the Fund's Board of Directors. Under these restrictions, none of the Portfolios may:

1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of the Portfolio; except that the Seligman Capital Portfolio, Seligman Common Stock Portfolio and Seligman Communications and Information Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% of such assets (taken at cost); except that the Seligman Frontier Portfolio and the Seligman High-Yield Bond Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Seligman Henderson Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.


2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with
     (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or
     (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to the Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.


3. Make "short" sales of securities (except that each of the Seligman Henderson Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of the Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that the Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that the Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and (ii).


6. Purchase or hold any real estate, except that the Seligman Bond Portfolio and each of the Seligman Henderson Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Seligman Henderson Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.


7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than the Seligman Cash Management Portfolio and the Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.


8. Underwrite the securities of other issuers, provided that the disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.


9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Seligman Henderson Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the funds total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

12. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization and except to the extent permitted by Section 12 of the Investment Company Act of 1940 (the "1940 Act").


13. Purchase securities of companies which, together with predecessors, have a record of less than three years' continuous operation, if as a result of such purchase, more than 5% of such Portfolio's net assets would then be invested in such securities; except that the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, each of the Seligman Henderson Portfolios and the Seligman High-Yield Bond Portfolio may each invest no more than 5% of total assets, at market value, in securities of companies which, with their predecessors, have been in operation less than three continuous years, excluding from this limitation securities guaranteed by a company that, including predecessors, has been in operation at least three continuous years.


14.  Purchase securities of companies for the purpose of exercising control.

15. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, the Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

16. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions decribed above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the committment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements see the Prospectus of Canada Life of America Variable Annuity Account 2 and the Disclosure Statement of Canada Life of America Annuity Account 3, each established by Canada Life Insurance Company of America ("Canada Life") or the Prospectus of the Variable Contract Account-9 established by MBL Life Assurance Corporation ("MBL Life").

     Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

     Directors and Officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.


WILLIAM C. MORRIS*                  Director, Chairman of the Board, Chief
  (58)                              Executive Officer and Chairman of the
                                    Executive Committee

                                    Managing  Director,  Chairman and President,
                                    J.  &  W.   Seligman  &  Co.   Incorporated,
                                    investment   managers  and   advisers;   and
                                    Seligman Advisors, Inc., advisers;  Chairman
                                    and Chief  Executive  Officer,  the Seligman
                                    Group  of  Investment  Companies;  Chairman,
                                    Seligman    Financial    Services,     Inc.,
                                    broker/dealer;   Seligman  Holdings,   Inc.,
                                    holding company;  Seligman  Services,  Inc.,
                                    broker/dealer;   and  Carbo  Ceramics  Inc.,
                                    ceramic  proppants for oil and gas industry;
                                    Director  or Trustee,  Seligman  Data Corp.,
                                    shareholder   service   agent;    Kerr-McGee
                                    Corporation, diversified energy company; and
                                    Sarah Lawrence College;  and a Member of the
                                    Board of Governors of the Investment Company
                                    Institute;   formerly,   Chairman,  Seligman
                                    Securities,  Inc., broker/dealer and J. & W.
                                    Seligman Trust Company,  trust company;  and
                                    Director,    Daniel    Industries,     Inc.,
                                    manufacturer   of  oil  and   gas   metering
                                    equipment.


BRIAN T. ZINO*                      Director, President and Member of the
  (43)                              Executive Committee


                                    Director  and Managing  Director  (formerly,
                                    Chief Administrative and Financial Officer),
                                    J.  &  W.   Seligman  &  Co.   Incorporated,
                                    investment   managers   and   advisers   and
                                    Seligman Advisors, Inc., advisers; President
                                    (with  the  exception  of  Seligman  Quality
                                    Municipal  Fund,  Inc. and  Seligman  Select
                                    Municipal   Fund,   Inc.)  and  Director  or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies;  Chairman,  Seligman  Data Corp.,
                                    shareholder    service   agent;    Director,
                                    Seligman    Financial    Services,     Inc.,
                                    broker/dealer;   Seligman  Services,   Inc.,
                                    broker/dealer;  and Senior  Vice  President,
                                    Seligman Henderson Co., advisers;  formerly,
                                    Director  and  Secretary,  Chuo  Trust - JWS
                                    Advisors,   Inc.,  advisers;  and  Director,
                                    Seligman  Securities,  Inc.,  broker/dealer;
                                    and J.& W. Seligman Trust Company, trust company.

FRED E. BROWN*                      Director
  (83)
                                    Director and Consultant,  J. & W. Seligman &
                                    Co.  Incorporated,  investment  managers and
                                    advisers   and  Seligman   Advisors,   Inc.,
                                    advisers;  Director or Trustee, the Seligman
                                    Group  of  Investment  Companies;   Seligman
                                    Financial  Services,  Inc.,   broker/dealer;
                                    Seligman   Services   Inc.,   broker/dealer;
                                    Trudeau  Institute,   nonprofit   biomedical
                                    research  organization;  Lake Placid  Center
                                    for the  Arts,  cultural  organization;  and
                                    Lake Placid Education Foundation,  education
                                    foundation;   formerly,  Director,  Seligman
                                    Securities,  Inc., broker/dealer and J. & W.
                                    Seligman Trust Company, trust company.


JOHN R. GALVIN                      Director
  (67)
                                    Dean,  Fletcher  School of Law and Diplomacy
                                    at Tufts  University;  Director  or Trustee,
                                    the Seligman Group of Investment  Companies;
                                    Chairman,  American  Council on  Germany;  a
                                    Governor   of  the   Center   for   Creative
                                    Leadership;   Director,  USLIFE,  insurance;
                                    National Committee on U.S.-China  Relations;
                                    National Defense  University;  the Institute
                                    for  Defense  Analysis;  and  Raytheon  Co.,
                                    electronics;  and  Consultant,  Thomson CSF,
                                    electronics;   formerly,   Ambassador,  U.S.
                                    State   Department;   Distinguished   Policy
                                    Analyst  at Ohio State  University  and Olin
                                    Distinguished Professor of National Security
                                    Studies  at  the  United   States   Military
                                    Academy.  From June, 1987 to June,  1992, he
                                    was the Supreme Allied Commander, Europe and
                                    the   Commander-in-Chief,    United   States
                                    European Command.
                                    Tufts University,  Packard  Avenue, Medford,
                                    MA 02155

ALICE S. ILCHMAN                    Director
  (61)
                                    President,  Sarah Lawrence College; Director
                                    or Trustee, the Seligman Group of Investment
                                    Companies;    Chairman,    The   Rockefeller
                                    Foundation,   charitable   foundation;   and
                                    Director,  NYNEX, telephone company; and the
                                    Committee    for    Economic    Development;
                                    formerly,  Trustee,  The Markle  Foundation,
                                    philanthropic  organization;  and  Director,
                                    International  Research and Exchange  Board,
                                    intellectual   exchanges.
                                    Sarah Lawrence College, Bronxville, NY 10708

FRANK A. McPHERSON                  Director
  (63)
                                    Chairman  of the Board  and Chief  Executive
                                    Officer, Kerr-McGee Corporation,  energy and
                                    chemicals; Director or Trustee, the Seligman
                                    Group  of  Investment  Companies;  Director,
                                    Kimberly-Clark     Corporation,     consumer
                                    products,  Bank of Oklahoma Holding Company,
                                    American Petroleum Institute,  Oklahoma City
                                    Chamber of Commerce, Baptist Medical Center,
                                    Oklahoma Chapter of the Nature  Conservancy,
                                    Oklahoma  Medical  Research  Foundation  and
                                    United   Way   Advisory   Board;   Chairman,
                                    Oklahoma City Public Schools Foundation; and
                                    Member  of  the  Business   Roundtable   and
                                    National  Petroleum  Council.
                                    123 Robert S. Kerr Avenue, Oklahoma City, OK
                                    73102

JOHN E. MEROW*                      Director
  (66)
                                    Chairman  and  Senior  Partner,  Sullivan  &
                                    Cromwell, law firm; Director or Trustee, the
                                    Seligman  Group  of  Investment   Companies;
                                    Municipal   Art   Society   of   New   York;
                                    Commonwealth  Aluminum   Corporation;   U.S.
                                    Council  for  International   Business;  and
                                    U.S.-New Zealand Council; Chairman, American
                                    Australian   Association;   Member   of  the
                                    American  Law   Institute   and  Council  on
                                    Foreign  Relations;  and Member of the Board
                                    of   Governors   of   the   Foreign   Policy
                                    Association and New York Hospital.
                                    125 Broad Street, New York, NY 10004

BETSY S. MICHEL                     Director
  (54)
                                    Attorney;  Director or Trustee, the Seligman
                                    Group  of  Investment  Companies;   Trustee,
                                    Geraldine  R. Dodge  Foundation,  charitable
                                    foundation;  and  Chairman  of the  Board of
                                    Trustees of St.  George's  School  (Newport,
                                    RI);   formerly,   Director,   The  National
                                    Association    of    Independent     Schools
                                    (Washington,  DC).
                                    St. Bernard's Road, P.O. Box 449, Gladstone,
                                    NJ 07934

JAMES C. PITNEY                     Director
  (69)
                                    Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or Trustee, the Seligman
                                    Group of  Investment  Companies  and  Public
                                    Service  Enterprise  Group,  public utility.
                                    Park Avenue at Morris County, P.O. Box 1945,
                                    Morristown, NJ 07962-1945

JAMES Q. RIORDAN                    Director
  (69)
                                    Director, Various Corporations;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies,  The Houston Exploration Company,
                                    The Brooklyn Museum,  The Brooklyn Union Gas
                                    Company,    The   Committee   for   Economic
                                    Development,  Dow  Jones  &  Co.,  Inc.  and
                                    Public   Broadcasting   Service;   formerly,
                                    Co-Chairman of the Policy Council of the Tax
                                    Foundation;   Director,   Tesoro   Petroleum
                                    Companies, Inc.; and Director and President,
                                    Bekaert Corporation.
                                    675  Third  Avenue, Suite 3004, New York, NY
                                    10017

RONALD T. SCHROEDER*                Director and Member of the Executive
  (48)                              Committee

                                    Director,   Managing   Director   and  Chief
                                    Investment Officer,  Institutional,  J. & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers   and   advisers;    and   Seligman
                                    Advisors,   Inc.,   advisers;   Director  or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies;   Director,   Seligman  Holdings,
                                    Inc.,  holding company;  Seligman  Financial
                                    Services,  Inc.,   broker/dealer;   Seligman
                                    Henderson   Co.,   advisers;   and  Seligman
                                    Services,  Inc.,  broker/dealer;   formerly,
                                    President,  the Seligman Group of Investment
                                    Companies, except Seligman Quality Municipal
                                    Fund,  Inc.  and Seligman  Select  Municipal
                                    Fund,  Inc.; and Director,  J. & W. Seligman
                                    Trust Company, trust company;  Seligman Data
                                    Corp.,   shareholder   service  agent;   and
                                    Seligman Securities, Inc., broker/dealer.

ROBERT L. SHAFER                    Director
  (64)
                                    Director, various corporations;  Director or
                                    Trustee,  the Seligman  Group of  Investment
                                    Companies;  and  USLIFE  Corporation,   life
                                    insurance; formerly, Vice-President,  Pfizer
                                    Inc., pharmaceuticals.
                                    235 East 42nd Street, New York, NY 10017


JAMES N. WHITSON                    Director
  (61)
                                    Executive Vice  President,  Chief  Operating
                                    Officer and Director,  Sammons  Enterprises,
                                    Inc.;  Director  or  Trustee,  the  Seligman
                                    Group of Investment Companies;  Red Man Pipe
                                    and   Supply   Company,   piping  and  other
                                    materials;  and C-SPAN.
                                    300  Crescent  Court, Suite  700, Dallas, TX
                                    75201

LORIS D. MUZZATTI                   Vice President and Portfolio Manager
  (39)
                                    Managing Director (formerly,  Vice President
                                    and Portfolio  Manager),  J. & W. Seligman &
                                    Co.  Incorporated,  investment  managers and
                                    advisers;   Vice   President  and  Portfolio
                                    Manager,   two  other  open-end   investment
                                    companies   in   the   Seligman   Group   of
                                    Investment Companies.

CHARLES C. SMITH, JR.               Vice President and Portfolio Manager
   (40)
                                    Managing  Director  (formerly,  Senior  Vice
                                    President and Senior Investment Officer), J.
                                    & W. Seligman & Co. Incorporated, investment
                                    managers and  advisers;  Vice  President and
                                    Portfolio   Manager,   two  other   open-end
                                    investment companies in the Seligman Group of Investment Companies and Tri-Continental
                                    Corporation, closed-end investment company.

PAUL H. WICK                        Vice President and Portfolio Manager
   (33)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;   Vice   President  and  Portfolio
                                    Manager,   two  other  open-end   investment
                                    companies   in   the   Seligman   Group   of
                                    Investment Companies; and Portfolio Manager,
                                    Seligman  Henderson Co., adviser;  formerly,
                                    Senior Vice President, Portfolio Management,
                                    Chuo Trust-JWS Advisors, Inc., adviser.


ARSEN MRAKOVCIC                     Vice President and Portfolio Manager
   (31)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  and Vice  President and Portfolio
                                    Manager,   one  other  open-end   investment
                                    company in the Seligman  Group of Investment
                                    Companies; formerly, Portfolio Assistant, J.
                                    & W. Seligman & Co. Incorporated.

LEONARD J. LOVITO                   Vice President and Portfolio Manager
   (36)
                                    Vice President,  Investment Officer, J. & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers and  advisers;  Vice  President and
                                    Portfolio   Manager,   two  other   open-end
                                    investment companies in the Seligman Group of Investment Companies.


DANIEL J. CHARLESTON                Vice President and Portfolio Manager
   (36)
                                    Managing Director (formerly, Vice President,
                                    Investment Officer),  J. & W. Seligman & Co.
                                    Incorporated,    investment   managers   and
                                    advisers;  and Vice  President and Portfolio
                                    Manager,   one  other  open-end   investment
                                    company in the Seligman  Group of Investment
                                    Companies.

LAWRENCE P. VOGEL                   Vice President
  (40)
                                    Senior  Vice  President,  Finance,  J.  & W.
                                    Seligman  &  Co.  Incorporated,   investment
                                    managers and  advisers;  Seligman  Financial
                                    Services,  Inc.,   broker/dealer;   Seligman
                                    Advisors,  Inc.,  advisers and Seligman Data
                                    Corp.,   shareholder   service  agent;  Vice
                                    President,  the Seligman Group of Investment
                                    Companies   and  Seligman   Services,   Inc,
                                    broker/dealer;   and   Treasurer,   Seligman
                                    Holdings,   Inc.,   holding   company;   and
                                    Seligman Henderson Co., advisers;  formerly,
                                    Senior Vice President,  Seligman Securities,
                                    Inc.,  broker/dealer;  and  Vice  President,
                                    Finance J. & W. Seligman Trust Company, trust company.


FRANK J. NASTA                      Secretary
  (32)
                                    Senior Vice  President,  Law and Regulation,
                                    and Corporate Secretary,  J. & W. Seligman &
                                    Co.  Incorporated,  investment  managers and
                                    advisers;   and  Seligman  Advisors,   Inc.,
                                    advisers;  Corporate Secretary, the Seligman
                                    Group  of  Investment  Companies;   Seligman
                                    Financial  Services,  Inc.,   broker/dealer;
                                    Seligman Henderson Co.,  advisers;  Seligman
                                    Services,  Inc.,  broker/dealer and Seligman
                                    Data  Corp.,   shareholder   service  agent;
                                    formerly,  Secretary, J. & W. Seligman Trust
                                    Company, trust company; and attorney, Seward and Kissel, law firm.

THOMAS G. ROSE                      Treasurer
  (38)
                                    Treasurer,  the Seligman Group of Investment
                                    Companies;    and   Seligman   Data   Corp.,
                                    shareholder    service   agent;    formerly,
                                    Treasurer, American Investors Advisors, Inc.
                                    and the American Investors Family of Funds.

         The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

                               Compensation Table

                                                                                   Pension or               Total Compensation
                                                        Aggregate              Retirement Benefits            from Registrant
               Name and                             Compensation From          Accrued as part of            and Fund Complex
       Position with Registrant                      Registrant (1)               Fund Expenses            Paid to Directors (2)
       ------------------------                     -----------------          -------------------         ---------------------

William C. Morris, Director and Chairman                   N/A                         N/A                          N/A
Brian T. Zino, Director and President                      N/A                         N/A                          N/A
Ronald T. Schroeder, Director                              N/A                         N/A                          N/A
Fred E. Brown, Director                                    N/A                         N/A                          N/A
John R. Galvin, Director                               $ 1,470.28                      N/A                    $  41,252.75
Alice S. Ilchman, Director                               2,423.68                      N/A                       68,000.00
Frank A. McPherson, Director                             1,470.28                      N/A                       41,252.75
John E. Merow, Director                                  2,352.26                      N/A                       66,000.00(d)
Betsy S. Michel, Director                                2,316.55                      N/A                       67,000.00
Douglas R. Nichols, Jr., Director*                         881.98                      N/A                       24,747.25
James C. Pitney, Director                                2,423.68                      N/A                       68,000.00
James Q. Riordan, Director                               2,423.68                      N/A                       70,000.00
Herman J. Schmidt, Director*                               881.98                      N/A                       24,747.25
Robert L. Shafer, Director                               2,423.68                      N/A                       70,000.00
James N. Whitson, Director                               2,352.26                      N/A                       68,000.00(d)



(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

*    Retired May 18, 1995.


(d) Deferred. The total amounts of deferred compensation (including interest) payable by the Fund to Messrs. Merow, Pitney and Whitson as of December 31, 1995 were $10,892, $3,536 and $6,483, respectively. Mr. Pitney no longer defers current compensation.


General Galvin and Mr. McPherson became Directors on May 18, 1995.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such fees and interest is included in the directors' fees and expenses and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements.


     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies in the Seligman Group. As of September 30, 1996, no Directors or officers of the Fund owned directly or indirectly shares of any of the Portfolios.

                             MANAGEMENT AND EXPENSES


     Under the Management Agreements and subject to the control of the Board of Directors, the Manager (or in the case of each of the Seligman Henderson Portfolios, the Manager and Seligman Henderson Co. (the "Subadviser")) manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors and/or officers of the Fund who are employees or advisors of the Manager.

     The Management Agreements (and the Subadvisory Agreements, in the case of each of the Seligman Henderson Portfolios) provide that the Manager (and the Subadviser, in the case of each of the Seligman Henderson Portfolios) will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management (and Subadvisory) Agreements, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management (and Subadvisory) Agreements.


     The Fund pays all its expenses other than those assumed by the Manager or Subadviser, including fees and expenses of independent attorneys and auditors, taxes and governmental fees (including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws), expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, fees and expenses of directors of the Fund not employed by the Manager or any of its affiliates (including the Subadviser), insurance premiums and extraordinary expenses such as litigation expenses.


     The Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio each pay the Manager a management fee for its services, calculated daily and payable monthly, at an annual rate of .40% of the daily net assets of each Portfolio. The Seligman High-Yield Bond Portfolio pays the Manager a management fee for its services calculated daily and payable monthly at an annual rate of .50% of the daily net assets of the Portfolio. The Seligman Communications and Information Portfolio and Seligman Frontier Portfolio each pay the Manager a management fee for its services, calculated daily and payable monthly, at an annual rate of .75% of the daily net assets of each Portfolio. Each of the Seligman Henderson Portfolios pay the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each Portfolio, of which .90% is paid to the Subadviser for the services described below. The following table indicates the management fees paid or reimbursed, in the case of Seligman Cash Management Portfolio, for the year 1995, 1994 and 1993:


                                                                                  1995                1994             1993
                                                                                  ----                ----             ----

         Seligman Bond Portfolio                                              $ 15,262            $ 14,043         $ 17,252
         Seligman Capital Portfolio                                             28,551              23,120           21,941
         Seligman Cash Management Portfolio*                                    18,365              12,837           14,216
         Seligman Common Stock Portfolio                                        94,380              84,124           93,118
         Seligman Communications and Information Portfolio                     123,216                 349**            N/A
         Seligman Frontier Portfolio                                            29,219                  99**            N/A
         Seligman Henderson International Portfolio                             25,312              11,417             1,656**
         Seligman Henderson Global Smaller Companies Portfolio                  17,210                 159**            N/A
         Seligman High-Yield Bond Portfolio                                      3,941**               N/A              N/A
         Seligman Income Portfolio                                              45,797              42,854           45,567


------------------------
*      The Manager, at its discretion, waived all of its fees.
**     Fees paid from commencement of operations.

     The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. See Appendix A for further information about the Manager.

     On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred.

     The Management Agreement with respect to the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman Henderson International Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, and the Seligman Henderson Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to the Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreements will continue in effect until December 31 of each year, with respect to each Portfolio (except for the Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio, for which the Management Agreement is in effect until December 31, 1997 and then December 31 of each year thereafter), if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) if the Manager shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days' written notice to the Manager. The Manager may terminate the Management Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of the Manager's business.

     Under the Subadvisory Agreements between the Manager and the Subadviser, the Subadviser supervises and directs the investment of the assets of each of the Seligman Henderson Portfolios, including making purchases and sales of portfolio securities consistent with each of the Seligman Henderson Portfolio's investment objectives and policies. For these services the Subadviser is paid a fee equal to an annual rate of .90% of each of the Seligman Henderson Portfolio's average daily net assets. The Subadvisory Agreement with respect to Seligman Henderson International Portfolio was approved by the Board of Directors at a meeting held on March 18, 1993. The Subadvisory Agreement with respect to Seligman Henderson Global Smaller Companies Portfolio was approved by the Board of Directors at a meeting held on July 21, 1994. The Subadvisory Agreements with respect to Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio were approved by the Board of Directors at a meeting held on March 21, 1996. The Subadvisory Agreements will continue in effect until December 31 of each year, with respect to each Portfolio (except for the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio for which the Subadvisory Agreement is in effect until December 31, 1997 and then December 31 of each year thereafter), and from year to year thereafter if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreements or interested persons of any such party) and (2)
if the Subadviser shall not have notified the Manager in writing at least 60 days prior to such December 31 or prior to December 31 of any year thereafter that it does not desire such continuance. The Subadvisory Agreements may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The Subadvisory Agreements will terminate automatically in the event of their assignment or upon the termination of the relevant Management Agreement.

     The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Henderson Administration Group plc, headquartered in London, is one of the largest independent money managers in Europe. The firm currently manages approximately $23 billion in assets, and is recognized as a specialist in global equity investing.

     Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

     The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.


     Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. In turn, the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

                PORTFOLIO TRANSACTIONS, VALUATION AND REDEMPTION

     As provided in the Management Agreements, the Manager (or in the case of each of the Seligman Henderson Portfolios, the Manager or the Subadviser) purchases and sells securities for the Fund. Purchase and sale orders are placed by the Manager or the Subadviser.

     The Management Agreements and the Subadvisory Agreements recognize that in the purchase and sale of portfolio securities the Manager or the Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the manager for its use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager or Subadviser to be beneficial to the Fund. In addition, the Manager or the Subadviser is authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund that the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager or the Subadviser in connection with its services to clients other than the Fund.

     In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.


     Brokerage commissions of each Portfolio (except the Seligman Bond Portfolio, Seligman Cash Management Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Technology Portfolio and Seligman High-Yield Bond Portfolio) for the years 1995, and if applicable, 1994 and 1993, are set forth in the following table:


                                                                                                           Brokerage Commissions
                                                 Total                    Brokerage Commission              Paid to Others for
                                         Brokerage Commissions                   Paid to                       Execution and
Execution (2)                                  Paid (1)                  Seligman Securities (2)           Statistical Services
-------------                                  --------                  -----------------------           --------------------

                                      1995       1994       1993       1995       1994       1993       1995       1994      1993
                                      ----       ----       ----       ----       ----       ----       ----       ----      ----
 Seligman Capital Portfolio         $20,041    $ 8,412    $ 7,285       N/A        N/A     $  275    $ 20,041    $ 8,412    $7,010

 Seligman Common
   Stock Portfolio                   34,600     12,559     12,006       N/A        N/A      1,984      34,600     12,559    10,022

 Seligman Communications
   and Information Portfolio         32,247        134        N/A       N/A        N/A        N/A      32,247        134       N/A

 Seligman Frontier Portfolio         12,086        111        N/A       N/A        N/A        N/A      12,086        111       N/A



                                                                                                           Brokerage Commissions
                                                 Total                    Brokerage Commission              Paid to Others for
                                         Brokerage Commissions                   Paid to                       Execution and
Execution (2)                                  Paid (1)                  Seligman Securities (2)           Statistical Services
-------------                                  --------                  -----------------------           --------------------

                                      1995       1994       1993       1995       1994       1993       1995       1994      1993
                                      ----       ----       ----       ----       ----       ----       ----       ----      ----
 Seligman Henderson
   International Portfolio           12,389      5,503        824       N/A        N/A        N/A      12,389      5,503       824

 Seligman Henderson Global
   Smaller Companies Portfolio       12,794        180        N/A       N/A        N/A        N/A      12,794        180       N/A

 Seligman Income Portfolio            6,746      2,839      2,152       N/A        N/A        635       6,746      2,839     1,517


---------------

Notes:
(1)      Not including any spreads on principal transactions on a net basis.

(2) Brokerage commissions paid by Seligman Capital Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio, respectively, to Seligman Securities, Inc. were 4%, 48% and 30%, respectively, of total brokerage commissions paid for 1993. The aggregate dollar amount of each Portfolio's transactions for which Seligman Securities, Inc. acted as broker was 2%, 51% and 40%, respectively, of the total dollar amount of all commission transactions for 1993. Under procedures adopted by the Board of Directors, and in accordance with Section 17(e) under the 1940 Act, Seligman Securities, Inc., an affiliate of the Manager, acted as broker, for the Fund. Section 11(a) of the Securities Exchange Act of 1934 prohibits members of U.S. securities exchanges from executing exchange transactions for their affiliates and institutional accounts. Under this provision, Seligman Securities, Inc. acted as broker for any of the Portfolios only as permitted under regulations adopted by the SEC. In accordance with such regulations, the Management Agreement permitted Seligman Securities, Inc. to effect such transactions except on the floor of a national securities exchange and to retain compensation in connection with such transactions. As of March 31, 1993, Seligman Securities, Inc. ceased functioning as a broker for the Fund and its clients.

     When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

     Valuation. The net asset value per share of each Portfolio is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, each day that the New York Stock Exchange is open. Currently, the New York Stock Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The following supplements information contained in the Prospectus regarding the manner in which securities are valued.

     It is the policy of the Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by the Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The foregoing method of valuation is permitted by Rule 2a-7 adopted by the SEC. Under this rule, the Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of one year or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of the Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by the Seligman Cash Management Portfolio and determination as to whether the net asset value of the Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.


     With respect to each of the Seligman Henderson Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.


     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

     For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

     Redemption. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the SEC. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Canada Life Accounts and VCA-9 in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Canada Life Accounts and VCA-9 in converting such securities into cash.

                       CUSTODIANS AND INDEPENDENT AUDITORS


     Custodians. With the exception of each of the Seligman Henderson Portfolios, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.

     Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Seligman Henderson Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.


     Independent Auditors. Ernst & Young LLP, independent auditors, have been selected as auditors of the Fund and certify the annual financial statements of the Fund. Their address is 787 Seventh Avenue, New York, New York 10019.

                              FINANCIAL STATEMENTS


     Audited financial statements as of December 31, 1995 for the Fund's Portfolios (except Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio which had not commenced operations) and unaudited financials for all Portfolios of the Fund as of June 30, 1996 are incorporated herein by reference to the Fund's 1995 Annual Report and unaudited June 30, 1996 Mid-Year Report. Unaudited financial statements for the period May 1, 1996 to September 30, 1996 for the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio are included herein as Appendix B.

                                   APPENDIX A

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

o    Helps finance America's fledgling railroads through underwriting.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.

o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o    Introduces  Seligman  Select  Municipal  Fund,  Inc. and  Seligman  Quality
     Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global and international investment products.

o Introduces Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

                                   APPENDIX B

                            Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Portfolios of Investments (unaudited)                         September 30, 1996
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO

                                                    Shares          Value
                                                    ------          ------

COMMON STOCKS -- 80.8%
APPAREL AND TEXTILES -- 1.0%
Liz Claiborne (US)                                    200         $  7,450
                                                                  --------


AUTOMOTIVE AND RELATED -- 1.7%
Valeo (France)                                        250           13,793
                                                                  --------


BUSINESS SERVICES AND SUPPLIES -- 1.2%
Interpublic Group of Companies (US)                   200            9,450
                                                                  --------


COMPUTER AND TECHNOLOGY RELATED -- 6.2%
CMG* (UK)                                           1,100           12,142
First Data (US)                                       100            8,162
Informix* (US)                                        200            5,588
Microsoft* (US)                                       100           13,181
Objective Systems Integrator* (US)                    100            2,056
Sterling Software* (US)                               100            7,637
                                                                  --------
                                                                    48,766
                                                                  --------

CONSTRUCTION AND PROPERTY -- 1.5%
Metacorp (Malaysia)                                 4,000           11,490
                                                                  --------


CONSUMER GOODS AND SERVICES -- 8.0%
Oakley* (US)                                          200            8,500
PepsiCo (US)                                          300            8,475
Puma* (Germany)                                       360           11,402
R.J. Reynolds (Malaysia)                            4,000           11,410
SMH Neuenberg (Switzerland)                            67           10,125
Tabacalera (Series A) (Spain)                         300           12,797
                                                                  --------
                                                                    62,709
                                                                  --------

DIVERSIFIED -- 1.8%
CITIC Pacific* (China)                              3,000           13,578
                                                                  --------


DRUGS AND HEALTH CARE -- 11.0%
Amgen *(US)                                           100            6,319
Columbia/HCA Healthcare (US)                          100            5,688
Guidant (US)                                          100            5,525
Hogy Medical (Japan)                                  200           10,148
Pharmacia & Upjohn (ADRs)(Sweden)                     335           13,948
Pharmacia & Upjohn (US)                               275           11,344
Richter Gedeon  (GDRs) (Hungary)                      480           25,056
United Healthcare (US)                                200            8,325
                                                                  --------
                                                                    86,353
                                                                  --------


----------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
Portfolios of Investments (unaudited)(continued)              September 30, 1996
--------------------------------------------------------------------------------


SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                                    Shares            Value
                                                    ------            ------

ELECTRIC AND GAS UTILITIES -- 1.7%
Shandong Huaneng Power (ADRs) (China)               1,500         $ 13,500
                                                                  --------


ELECTRONICS -- 2.3%
Daitec (Japan)                                        300           18,266
                                                                  --------


ENTERTAINMENT AND LEISURE -- 8.1%
Accor (France)                                        110           13,591
Granada Group (UK)                                    900           12,070
International Game Technology (US)                    400            8,200
Sol Melia* (Spain)                                    470           12,091
Sun International Hotels* (US)                        200           10,250
Viacom (Class B) (US)                                 200            7,100
                                                                  --------
                                                                    63,302
                                                                  --------

FINANCIAL SERVICES -- 4.2%
American International Group (US)                     100           10,075
Donaldson, Lufkin & Jenrette (US)                     100            3,513
MBNA  (US)                                            200            6,950
Sanyo Shinpan Finance (Japan)                         200           12,213
                                                                  --------
                                                                    32,751
                                                                  --------

INDUSTRIAL GOODS AND SERVICES -- 1.4%
ABB (Switzerland)                                       9           11,010
                                                                  --------



MANUFACTURING AND INDUSTRIAL EQUIPMENT -- 3.4%
Asahi Diamond (Japan)                               1,000           11,674
Larsen & Toubro (GDSs) (India)                      1,000           14,500
                                                                  --------
                                                                    26,174
                                                                  --------

MEDIA -- 1.4%
Chubu Nippon Broadcasting (Japan)                     500           11,225
                                                                  --------


MEDICAL PRODUCTS AND TECHNOLOGY -- 0.7%
Arterial Vascular Engineering* (US)                   200            5,400
                                                                  --------


PUBLISHING -- 1.8%
Elsevier (Netherlands)                                855           14,148
                                                                  --------


RESOURCES -- 1.3%
WMC (Australia)                                     1,600           10,293
                                                                  --------



----------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Portfolios of Investments (unaudited)(continued)              September 30, 1996
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                                      Shares         Value
                                                      ------         ------
RETAILING -- 7.4%
British Biotech* (UK)                               3,200         $ 10,597
Guangnan Holdings (Hong Kong)                       2,000            1,332
Home Depot (US)                                       100            5,688
Joshin Denki (Japan)                                2,000           25,504
Saks Holdings* (US)                                   200            7,000
Tsutsumi Jewelry (Japan)                              200            7,813
                                                                  --------
                                                                    57,934
                                                                  --------

SUPPORT SERVICES -- 1.7%
Societe Industrielle de Transports
Automobiles (France)                                   65           13,381
                                                                  --------


TECHNOLOGY -- 1.4%
SGS-Thompson Microelectronics* (France)               230           10,997
                                                                  --------


TELECOMMUNICATIONS -- 8.0%
DDI (Japan)                                             2           16,182
L.M. Ericsson Telefon (Series B) (Sweden)             470           11,840
Telebras (ADRs) (Brazil)                              330           26,066
WorldCom* (US)                                        400            8,600
                                                                  --------
                                                                    62,688
                                                                  --------

TRANSPORTATION -- 3.6%
Kobenhavns Lufthavne (Denmark)                        140           13,994
Lufthansa (Germany)                                   100           14,164
                                                                  --------
                                                                    28,158
                                                                  --------

Total Common Stocks (Cost $634,795)                                632,816
                                                                  --------

PREFERRED STOCKS -- 1.8% (Cost $12,988)
AUTOMOTIVE AND RELATED -- 1.8%
Porsche (Non-Voting) (Germany)*                        20           13,679
                                                                  --------


Total Investments -- 82.6% (Cost $647,783)                         646,495
Other Assets Less Liabilities -- 17.4%                             136,286
                                                                  --------
Net Assets -- 100.0%                                              $782,781
                                                                  ========




------------
* Non-income producing security.
See Notes to Financial Statements.

                           Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)             September 30, 1996
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO

                                                      Shares        Value
                                                      ------        -----

COMMON STOCKS -- 111.2%
BROADCASTING -- 0.8%
Bell Cablemedia  (ADRs)* (UK)                         450         $  7,538
                                                                  --------


COMMERCIAL SERVICES -- 3.5%
CRT Group (UK)                                      8,700           33,715
                                                                  --------

COMMUNICATIONS INFRASTRUCTURE -- 13.4%
Act Networks* (US)                                    400           11,250
Cabletron Systems (US)                                300           20,512
Cisco Systems* (US)                                   400           24,825
3Com* (US)                                            300           18,019
U.S. Robotics (US)                                    600           38,850
Verilink* (US)                                        600           14,663
                                                                  --------
                                                                   128,119
                                                                  --------

COMPUTER HARDWARE/PERIPHERALS -- 9.7%
Hewlett-Packard (US)                                  200            9,750
Intevac* (US)                                       1,000           17,500
Mylex* (US)                                         1,200           18,900
Sun Microsystems* (US)                                400           24,825
Verifone* (US)                                        500           22,375
                                                                  --------
                                                                    93,350
                                                                  --------

COMPUTER SOFTWARE -- 24.8%
Azlan Group (UK)                                    2,680           29,415
Dialogic* (US)                                        650           22,913
FORE Systems* (US)                                    500           20,719
GT Interactive Software* (US)                         300            6,862
Informix* (US)                                        300            8,381
Logica (UK)                                         2,810           33,108
Metatools* (US)                                       400            8,500
Microsoft* (US)                                       175           23,067
Network General  (US)                                 500           11,500
PC Dos Group International* (US)                      125            1,703
Performance Technologies* (US)                        200            2,450
SAP (Germany)                                         105           17,345
State of the Art* (US)                              1,500           17,250
Synopsys* (US)                                        100            4,612
Xionics Document Technologies* (US)                 2,000           29,500
                                                                  --------
                                                                   237,325
                                                                  --------

CONTRACT MANUFACTURING -- 5.2%
IKOS Systems* (US)                                    600           12,038
Technology Modeling* (US)                           1,000           13,250
Venture Manufacturing (Singapore)                  14,000           24,460
                                                                  --------
                                                                    49,748
                                                                  --------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)             September 30, 1996
--------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                                      Shares        Value
                                                      ------        -----
DRUGS AND HEALTH CARE -- 2.0%
Pharmacia & Upjohn (ADRs) (Sweden)                    460         $ 19,152
                                                                  --------


ELECTRONICS -- 12.8%
Astec (UK)                                         12,600           29,001
Benchmark Electronics* (US)                           200            6,000
HADCO* (US)                                           250            7,984
Intel (US)                                            300           28,631
Lernout & Hauspie Speech Products* (Belgium)          480           11,400
Macromedia* (US)                                      525           10,894
Sanmina* (US)                                         700           28,350
                                                                  --------
                                                                   122,260
                                                                  --------

INDUSTRIAL GOODS & SERVICES -- 4.3%
Canon (Japan)                                       1,000           19,667
Siliconeware Precision Industries (GDRs) (Taiwan)   2,750           21,862
                                                                  --------
                                                                    41,529
                                                                  --------

INFORMATION SERVICES -- 10.0%
Abacus Direct* (US)                                   500           10,313
Applix* (US)                                          600           15,900
BTG* (UK)                                             480           17,662
Electronic Data Systems (US)                          375           23,016
First Data (US)                                       350           28,569
                                                                  --------
                                                                    95,460
                                                                  --------

INTERNET/ONLINE -- 7.1%
America Online* (US)                                  525           18,703
CSK (Japan)                                         1,000           31,162
Verity* (US)                                        1,500           18,469
                                                                  --------
                                                                    68,334
                                                                  --------

PRINTING AND PUBLISHING -- 0.3%
News Corp. (ADRs) (Australia)                         150            2,550
                                                                  --------


SEMICONDUCTORS -- 1.2%
S3* (US)                                              600           11,887
                                                                  --------


---------------------------------------------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)             September 30, 1996
--------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)


                                                   Shares           Value
                                                   ------         --------
TELECOMMUNICATIONS -- 16.1%
Airtouch Communications* (US)                         400         $ 11,050
DDI (Japan)                                             2           16,182
L.M. Ericsson Telefon (Series B) (Sweden)             700           17,635
Korea Mobile Telecommunications (Korea)               426            6,443
Millicom International Cellular (Luxembourg)          400           16,200
Natural Microsystems* (US)                            300           14,325
Nokia (Finland)                                       710           31,728
Northern Telecom (US)                                 400           23,100
Paging Network* (US)                                  225            4,472
T-Netix* (US)                                         350            4,484
Telecom Italia Mobile* (Italy)                      3,840            8,521
                                                                 ---------
                                                                   154,140
                                                                 ---------

Total Investments -- 111.2% (Cost $1,023,215)                    1,065,107
Other Assets Less Liabilities -- (11.2)%                          (106,936)
                                                                 ---------
Net Assets -- 100.0%                                             $ 958,171
                                                                 =========



-------------
* Non-income producing security.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.


------------------------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                                                                  September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Seligman Henderson         Seligman Henderson
                                                                             Global Growth                 Global
                                                                             Opportunities               Technology
                                                                               Portfolio                  Portfolio
                                                                          -------------------        -------------------
ASSETS:
Investments, at value (see
  portfolios of investments):
Common Stocks .............................................................    $632,816                  $1,065,107
Preferred Stock ...........................................................      13,679                        --
                                                                               --------                  ----------
Total Investments .........................................................     646,495                   1,065,107
Cash ......................................................................     300,929                        --
Receivable from associated companies ......................................       2,575                       1,999
Interest and dividends receivable .........................................       1,634                       1,886
Other .....................................................................         998                         998
                                                                               --------                  ----------
Total Assets ..............................................................     952,631                   1,069,990
                                                                               --------                  ----------

LIABILITIES:
Payable for securities purchased ..........................................     163,382                      94,332
Payable to custodian ......................................................        --                        10,544
Unrealized depreciation on foreign currency contracts .....................        --                            72
Accrued expenses, taxes, and other ........................................       6,468                       6,871
                                                                               --------                  ----------
Total Liabilities .........................................................     169,850                     111,819
                                                                               --------                  ----------

NET ASSETS ................................................................    $782,781                  $  958,171
                                                                               ========                  ==========

COMPOSITION OF NET ASSETS:
Capital Stock, at par .....................................................    $     80                  $       96
Additional paid-in-capital ................................................     782,799                     919,213
Undistributed net investment income .......................................       1,327                       1,609
Accumulated net realized loss .............................................        --                        (4,593)
Net unrealized appreciation (depreciation)
      of investments ......................................................      (2,693)                     42,187
Net unrealized appreciation (depreciation)
      on translation of assets and liabilities
      denominated in foreign currency contracts ...........................       1,268                        (341)
                                                                               --------                  ----------
NET ASSETS ................................................................    $782,781                  $  958,171
                                                                               ========                  ==========

Shares of Capital Stock
    ($001 par value) outstanding: .........................................      79,793                      96,122
                                                                               ========                  ==========
Net Asset Value per share .................................................    $   9.81                  $     9.97
                                                                               ========                  ==========


--------
See Notes to Financial Statements

                            Seligman Portfolios, Inc.


------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations (unaudited)                            For the period May 1, 1996* to September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Seligman Henderson         Seligman Henderson
                                                                              Global Growth           Global Technology
                                                                         Opportunities Portfolio          Portfolio
                                                                         -----------------------      ------------------

Investment income:
Interest ..................................................................    $  1,807                  $  3,902
Dividends** ...............................................................         943                       574
                                                                               --------                  --------
Total investment income ...................................................       2,750                     4,476
                                                                               --------                  --------

Expenses:
Auditing fee ..............................................................       3,276                     3,336
Custody and related services ..............................................       2,163                     1,918
Management fee ............................................................       1,211                     1,905
Legal fee .................................................................       1,129                     1,129
Shareholder reports and communications ....................................       1,120                     1,120
Registration ..............................................................         997                     1,131
Directors' fees and expenses ..............................................         771                       771
Miscellaneous .............................................................         745                       835
                                                                               --------                  --------
Total expenses before reimbursement .......................................      11,412                    12,145
Reimbursement of expenses .................................................      (9,726)                   (9,492)
                                                                               --------                  --------
Total expenses after reimbursement ........................................       1,686                     2,653
                                                                               --------                  --------
Net investment income .....................................................       1,064                     1,823
                                                                               --------                  --------

Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions:
Net realized gain (loss) on investments ...................................        --                      (4,593)
Net realized gain (loss) from foreign currency transactions ...............         263                      (214)
Net unrealized appreciation (depreciation) of investments .................      (2,693)                   42,187
Net change in unrealized appreciation (depreciation) on translation
    of assets and liabilities denominated in foreign currency contracts ...       1,268                      (341)
                                                                               --------                  --------
Net gain (loss) on investments and foreign currency transactions ..........      (1,162)                   37,039
                                                                               --------                  --------
Increase (decrease) in net assets from operations .........................    ($    98)                 $ 38,862
                                                                               ========                  ========


-------------------------------------------
 * Commencement of operations
**Net of foreign tax withheld as follows:                                      $    135                  $     73
See Notes to Financial Statements


                                                      Seligman Portfolios, Inc

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)                                   For the period May 1, 1996* to September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------


                                                                          Seligman Henderson         Seligman Henderson
                                                                             Global Growth                 Global
                                                                             Opportunities               Technology
                                                                               Portfolio                  Portfolio
                                                                          -------------------        -------------------
Operations:
Net Investment income .....................................................    $  1,064                  $  1,823
Net realized loss on investments ..........................................        --                      (4,593)
Net realized gain (loss) from
    foreign currency transactions .........................................         263                      (214)
Net unrealized appreciation (depreciation)
    of investments ........................................................      (2,693)                   42,187
Net change in unrealized appreciation (depreciation)
    on translation of assets and liabilities
    denominated in foreign currency contracts .............................       1,268                      (341)
                                                                               --------                  --------
Increase (decrease) in net assets from operations .........................         (98)                   38,862
                                                                               --------                  --------
Capital share transactions:
Net proceeds from sale of shares ..........................................     841,334                   969,172
Cost of shares repurchased ................................................     (58,465)                  (49,873)
                                                                               --------                  --------
Increase in net assets from capital share
    transactions ..........................................................     782,869                   919,299
                                                                               --------                  --------
Increase in net assets ....................................................     782,771                   958,161
                                                                               --------                  --------
Net Assets:
Beginning of period .......................................................          10                        10
                                                                               --------                  --------
End of period .............................................................    $782,781                  $958,171
                                                                               ========                  ========


------------------------------------
* Commencement of operations
See Notes to Financial Statements

                           Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio (the "Portfolios") are two of the twelve separate portfolios of Seligman Portfolios, Inc. (the "Fund"). Shares of the Portfolios are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2") and Canada Life of America Annuity Account 3 ("CLVA-3"), each established by Canada Life Insurance Company of America ("CLICA"). Shares of the Portfolios are also provided as the investment medium for Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2"), established by Canada Life Insurance Company of New York ("CLNY"). Shares of the Portfolios are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts").

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

     a. Investments in US Government and agencies, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Fund's Board of Directors. Securities traded on national exchanges are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, a mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

     b. The Portfolios may invest up to 100% of their total assets in foreign securities. Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter. EDRs, GDRs, and GDSs are similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and are traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
          liabilities, at the closing daily rate of exchange as reported by a pricing service;

          (ii)  purchases  and  sales  of  investment  securities,   income  and
          expenses, at the rate of exchange prevailing on the respective dates of such transactions.

     The net  asset  values  per share of the  Portfolios  will be  affected  by changes in currency exchange rates for investments in securities denominated in foreign currencies. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities and net investment income and gains, if any, to be distributed to shareholders of the Portfolios.

     The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

     Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios.
     Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

                           Seligman Portfolios, Inc.


--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     c. The Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of assets and liabilities denominated in foreign currency and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold on the last day of the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

     d. The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

     e. Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates. The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities purchased subject to repurchase agreement are deposited with the Portfolios' custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the proper level of collateral.

     f. Expenses directly attributable to the each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one portfolio of the Fund are allocated among them.

     g. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the period from May 1, 1996 (commencement of operations) to September 30, 1996, were as follows:


Portfolio                                           Purchases          Sales
-----------------------------------------------   --------------   ------------
Seligman Henderson Global Growth Opportunities       $647,783         $   -
Seligman Henderson Global Technology                1,057,951         30,143

Identified cost of investments sold is used for both financial statement and federal income tax purposes.

     At September 30, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                                   Unrealized       Unrealized
Portfolio                                         Appreciation     Depreciation
-----------------------------------------------   -------------   -------------
Seligman Henderson Global Growth Opportunities       $15,299          $16,587
Seligman Henderson Global Technology                  72,902           31,010

                            Seligman Portfolios, Inc


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. J & W Seligman & Co Incorporated (the "Manager") manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities, exclusive of and in addition to those retained by the Fund Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by Seligman Henderson Co (the "Subadviser"), a 50%-owned affiliate of the Manager The Manager's fee is calculated daily and payable monthly, equal to an annual rate of 100% of the average daily net assets of each Portfolio, of which 090% is paid to the Subadviser The Manager and Subadviser have agreed to reimburse expenses, other than management fee, which exceed 040% per annum of the average daily net assets of each of the Portfolios For the period from May 1, 1996 (commencement of operations) to September 30, 1996, the Manager and Subadviser waived their fees and the Subadviser reimbursed expenses for the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio, totalling $9,726 and $9,492, respectively

Seligman Financial Services, Inc (the "Distributor"), agent for the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $286,902 from Canada Life Insurance Company of America and $10,225 from Canada Life Insurance Company of New York, after commissions paid to dealers

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, and/or the Subadviser

Fees of $2,028 were incurred by the Portfolios for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees Interest is accrued on the deferred balances The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at September 30, 1996, is included in other liabilities Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid

5. At September 30, 1996, the Seligman Henderson Global Technology Portfolio had an outstanding foreign currency contract to purchase foreign currency as follows:

                               Foreign            In Exchange           Settlement                               Unrealized
      Contract                 Currency             For US $               Date             US $ Value          Depreciation
----------------------     -----------------    -----------------     ---------------     ---------------     -----------------
Japanese Yen                  1,358,043              12,268              10/01/96             12,196                $72

6. At September 30, 1996, there were 20,000,000 shares of Capital Stock authorized for each of the Portfolios, at a par value of $001 per share Transactions in shares of Capital Stock, for the period from May 1, 1996 (commencement of operations) to September 30, 1996, were as follows:

                               Seligman                    Seligman
                              Henderson                   Henderson
                            Global Growth                   Global
                            Opportunities                 Technology
                              Portfolio                   Portfolio
                           -----------------            ---------------
Sale of shares ...........       85,901                    101,310
Shares repurchased .......       (6,109)                    (5,189)
                           -----------------            ---------------
Increase in shares .......       79,792                     96,121
                           =================            ===============

                            Seligman Portfolios, Inc


--------------------------------------------------------------------------------
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

The Portfolios' financial highlights are presented below The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts

The total return based on net asset value measures a Portfolio's performance assuming investors purchased shares of a Portfolio at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts The total returns for periods of less than one year are not annualized Average commission rate paid represents the average commission paid by the Portfolios to purchase or sell portfolio securities It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid

                                                                          Seligman Henderson        Seligman Henderson
                                                                             Global Growth                Global
                                                                             Opportunities               Technology
                                                                               Portfolio                 Portfolio
                                                                           ------------------      ------------------
                                                                               5/1/96*                    5/1/96*
                                                                                 to                         to
                                                                               9/30/96                   9/30/96
                                                                           ------------------      ------------------
Per Share Operating Performance:

Net asset value, beginning of period ..........................................   10.000                 $  10.000
                                                                               ---------                 ---------
Net investment income .........................................................    0.035                     0.038
Net realized and unrealized loss on investments ...............................   (0.275)                   (0.056)
Net realized and unrealized gain (loss) from
      foreign currency transactions ...........................................    0.050                    (0.012)
                                                                               ---------                 ---------
Net decrease in net asset value ...............................................   (0.190)                   (0.030)
                                                                               ---------                 ---------
Net asset value, end of period ................................................    9.810                 $   9.970
                                                                               =========                 =========

Total Return Based On Net Asset Value: ........................................    (1.90)%                   (0.30)%
Ratios/Supplemental Data:
Expenses to average net assets ................................................     1.40+                     1.40%+
Net investment income to average net assets ...................................     0.88+                     0.96%+
Portfolio turnover ............................................................     --                        7.02%
Average commission rate paid ..................................................   0.0594                 $  0.0561
Net assets, end of period (000's omitted) .....................................      783                 $     958
Without management fee waiver and expense
     reimbursement:**
Net investment loss per share .................................................    0.282)                ($  0.159)
Ratios:
     Expenses to average net assets ...........................................     9.47+                     6.41%+
     Net investment loss to average net assets ................................    (7.19+%                   (4.05)%+



-------------------------------------------------------------------
 * Commencement of operations
** The Manager and Subadviser, at its discretion, waived management fees, and the Subadviser reimbursed expenses for the period presented
 + Annualized
See Notes to Financial Statements

     The Registrant's Annual Report to Shareholders, dated December 31, 1995 and Mid-Year Report, dated June 30, 1996, are incorporated into this Registration Statement by reference to Registrant's Form N-30D filings, filed with the Securities and Exchange Commission on march 8, 1996 and August 29, 1996, repectively.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a)  Financial Statements:


          Part A - Financial Highlights from June 21, 1988 (commencement of operations) to June 30, 1996 for Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio (formerly, Seligman Fixed Income Securities Portfolio) and Seligman Income Portfolio; from May 3, 1993 (commencement of operations) to June 30, 1996 for the Seligman Henderson International Portfolio (formerly, Seligman Henderson Global Portfolio); from October 11, 1994 (commencement of operations) to June 30, 1996 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; from May 1, 1995 (commencement of operations) to June 30, 1996 for Seligman High-Yield Bond Portfolio; and from May 1, 1996 (commencement of operations) to September 30, 1996 for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio.

          Part B - Financial Statements are included in the Fund's audited 1995 Annual Report and unaudited 1996 Mid-Year Report which are incorporated by reference in the Fund's Statement of Additional Information. These Financial Statements are:
                    Portfolios of Investments as of December 31, 1995 and June 30, 1996; Statements of Assets and Liabilities as of December 31, 1995 and June 30, 1996; Statements of Operations for the year/period ended December 31, 1995 and for the six months ended June 30, 1996 (for the period May 1, 1996 (commencement of operations) to June 30, 1996 for the Seligman Henderson Global Growth Opportunities and Seligman Henderson Global Technology Portfolios); Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994 for Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, Seligman Henderson International Portfolio and Seligman Income Portfolio; for the year ended December 31, 1995 and for the period October 11, 1994
                    (commencement of operations) to December 31, 1994 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; for the period May 1, 1995
                    (commencement of operations) to December 31, 1995 for Seligman High-Yield Bond Portfolio; and for the six months ended June 30, 1996 for all Portfolios (except the Seligman Henderson Global Growth Opportunities and Seligman Henderson Global Technology Portfolios for which the period is May 1, 1996 (commencement of operations) to June 30, 1996); Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1995 for Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Bond Portfolio, and Seligman Income Portfolio; for the period May 3, 1993 (commencement of operations) to December 31, 1995 for Seligman Henderson International Portfolio; for the period October 11, 1994 (commencement of operations) to December 31, 1995 for Seligman Communications and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio; for the period May 1, 1995 (commencement of operations) to December 31, 1995 for Seligman High-Yield Bond Portfolio; and for the six months ended June 30, 1996 for all Portfolios (except the Seligman Henderson Global Growth Opportunities and Seligman Henderson Global Technology Portfolios for which the period is May 1, 1996 (commencement of operations) to June 30,
                    1996); Report of Independent Auditors. Also included in the Fund's Statement of Additional Information are unaudited financial statements for the period May 1, 1996 (commencement of operations) to September 30, 1996 for each of the Seligman Henderson Global Growth Opportunities and Seligman Henderson Global Technology Portfolios.

     (b) Exhibits: All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which are filed herewith.

   (1) Form of Articles of Amendment and Restatement of Articles of Incorporation.*


   (2) By-laws of Registrant. (Incorporated by reference to Pre-Effective Amendment No. 2 filed on May 24, 1988.)

   (3)   N/A.

   (4)   N/A.

   (5)   (a)    Form   of   Management   Agreement  in   respect   of   Seligman
                Henderson  Global  Growth  Opportunities  Portfolio and Seligman
                Henderson   Global   Technology   Portfolio.   (Incorporated  by
                reference to Post-Effective No. 17 filed on February 15, 1996.)
         (b)    Form of Subadvisory  Agreement in respect of Seligman  Henderson
                Global Growth  Opportunities  Portfolio  and Seligman  Henderson
                Global  Technology  Portfolio.  (Incorporated  by  reference  to
                Post-Effective No. 17 filed on February 15, 1996.)
         (c)    Form of Management  Agreement in respect of Seligman  High-Yield
                Bond  Portfolio.  (Incorporated  by reference to  Post-Effective
                Amendment No. 14 filed on February 14, 1995.)
         (d)    Management  Agreement in respect of Seligman  Communications and
                Information and Seligman Frontier  Portfolios.  (Incorporated by
                reference to Post-Effective  Amendment No. 15 filed on March 31,
                1995.)
         (e)    Management  Agreement  in respect of Seligman  Henderson  Global
                Smaller Companies Portfolio (formerly, Seligman Henderson Global
                Emerging  Companies  Portfolio).  (Incorporated  by reference to
                Post-Effective Amendment No. 15 filed on March 31, 1995.)
         (f)    Subadvisory  Agreement in respect of Seligman  Henderson  Global
                Smaller  Companies  Portfolio.  (Incorporated  by  reference  to
                Post-Effective Amendment No. 15 filed on March 31, 1995.)
         (g)    Management  Agreement  in respect of Seligman  Henderson  Global
                Portfolio.   (Incorporated   by  reference   to   Post-Effective
                Amendment No. 15 filed on March 31, 1995.)
         (h)    Subadvisory  Agreement in respect of Seligman  Henderson  Global
                Portfolio.   (Incorporated   by  reference   to   Post-Effective
                Amendment No. 15 filed on March 31, 1995.)
         (i)    Management  Agreement in respect of Seligman  Capital,  Seligman
                Cash  Management,  Seligman Common Stock,  Seligman Fixed Income
                Securities, and Seligman Income Portfolios. (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31,
                1995.)

   (6)   N/A.

   (7)   N/A.


   (8)   (a)    Custodian  Agreement  and  Sub-Custodian  Agreement  in  respect of Seligman Capital,  Seligman Cash Management,  Seligman Common
                Stock,  Seligman Fixed Income  Securities,  and Seligman  Income
                Portfolios.   (Incorporated   by  reference   to   Pre-Effective
                Amendment No. 2 filed on May 24, 1988.)
         (b)    Form of First  Amendment  to  Custodian  Agreement in respect of
                Seligman  Communications  and Information and Seligman  Frontier
                Portfolios.   (Incorporated   by  reference  to   Post-Effective
                Amendment 13 filed on September 30, 1994.)
         (c)    Recordkeeping  Agreement in respect of Seligman Henderson Global
                Portfolio.   (Incorporated   by  reference   to   Post-Effective
                Amendment No. 10 filed on April 26, 1993.)
         (d)    First  Amendment  to  Recordkeeping   Agreement  in  respect  of
                Seligman   Henderson   Global   Smaller   Companies   Portfolio.
                (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)

         (e) Second Amendment to Custodian Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18 filed on May 2, 1996.)
         (f) Second Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)
         (g) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the Seligman Henderson Portfolios.*


(9)   Other Material Contracts.


         (a) Waiver of Buy/Sell Agreement between the Registrant and The Mutual Benefit Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
         (b) Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
         (c) Buy/Sell Agreement between Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)
         (d) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Fixed Income Securities, and Seligman Income Portfolios. (Incorporated by reference to Pre-Effective Amendment No. 2 filed on May 24, 1988.)
         (e) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Portfolio. (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)
         (f) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global Smaller Companies Portfolios. (Incorporated by reference to Post-Effective Amendment No. 13 filed on September 30, 1994.)
         (g) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)
         (h) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2,
                1996.)

   (10)  Opinion and Consent of Counsel.
         (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)


   (11)  Consent of independent auditors.*

   (12)  N/A.

   (13)  (a)    Representation   Re:  Initial  Capital  (Purchase  Agreement for
                Seligman  Capital,  Seligman Cash  Management,  Seligman  Common
                Stock,  Seligman Fixed Income  Securities,  and Seligman  Income
                Portfolios).   (Incorporated   by  reference  to   Pre-Effective
                Amendment No. 2 filed on May 24, 1988.)

         (b) Representation Re: Initial Capital (Purchase Agreement for Seligman Henderson Global Portfolio). (Incorporated by reference to Post-Effective Amendment No. 10 filed on April 26, 1993.)

         (c) Representation Re: Initial Capital (Purchase Agreement for Seligman High-Yield Bond Portfolio). (Incorporated by reference to Post-Effective Amendment No. 15 filed on March 31, 1995.)


         (d) Representation Re: Initial Capital (Purchase Agreement for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio). (Incorporated by reference to Post-Effective Amendment No. 18, filed May 2, 1996.)


   (14)  The  Seligman  401(K)  Retirement  Plan  Marketing.   (Incorporated  by
         reference to Post-Effective Amendment No. 3 filed on May 1, 1989.)

   (15)  N/A.

   (16)  N/A.

   (17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

   (18)  N/A.

Item 25.   Persons Controlled by or Under Common Control with Registrant

           None.

Item 26.   Number of Holders of Securities


           As of September 30, 1996, there were eight record holders of Capital Stock of the Registrant.


Item 27. Indemnification - Incorporated by reference to Registrant's Post-Effective Amendment #6 (File No. 33-15253) as filed with the Commission on May 1, 1991.

Item 28.   Business and Other Connections of Investment Adviser


           J. & W. Seligman & Co. Incorporated, a Delaware Corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to sixteen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust and Tri-Continental Corporation.

           The Subadviser also serves as subadviser to eight other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc. and Tri-Continental Corporation.


           The Manager and Subadviser have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-5798 and 801-4067), which were filed on August 7, 1996 and October 3, 1996, respectively.


Item 29.   N/A

Item 30. Location of Accounts and Records - All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:


           Custodian  and  Recordkeeping  Agent  for  Seligman  Bond  Portfolio,
           Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

           Custodian for Seligman Seligman Henderson International Portfolio, Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio and Seligman Henderson Global Technology Portfolio: Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201.


           Recordkeeping Agent for Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson International Portfolio, Seligman Henderson Global Smaller Companies Portfolio and Seligman Henderson Global Technology Portfolio: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

           Transfer,  Redemption and Other Shareholder  Account Services for all
           Portfolios: Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

Item 31.   Management   Services  -  None  not  discussed  in the  Prospectus or
           Statement of Additional Information for the Registrant.

Item 32.   Undertakings -

   (1) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

   (2) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
           Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 1st day of November, 1996.

                                            SELIGMAN PORTFOLIOS, INC.


                                            By:      /s/ WILLIAM C. MORRIS
                                                --------------------------------
                                                William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons, in the capacities indicated on November 1, 1996.


   Signature                                          Title
   ---------                                          -----


   /s/ WILLIAM C. MORRIS                        Chairman of the Board (Principal
-----------------------------                   executive officer) and Director
    William C. Morris



   /s/ BRIAN T. ZINO                            Director and President
-----------------------------
      Brian T. Zino



   /s/ THOMAS G. ROSE                           Treasurer
-----------------------------
     Thomas G. Rose



Fred E. Brown, Director                  )
Alice S. Ilchman, Director               )
John E. Merow, Director                  )
Betsy S. Michel, Director                )  /s/ BRIAN T. ZINO
                                            --------------------------------
James C. Pitney, Director                )  *Brian T. Zino, Attorney-In-Fact
James Q. Riordan, Director               )
Ronald T. Schroeder, Director            )
Robert L. Shafer, Director               )
James N. Whitson, Director               )

                            SELIGMAN PORTFOLIOS, INC.
                     Post-Effective Amendment No. 19 to the
                       Registration Statement on Form N-1A



                                 EXHIBIT INDEX



Form N-1A Item No.            Description
------------------            -----------

24(b)(1) Form of Articles of Amendment and Restatement of Articles of Incorporation

24(b)(8)(g)                   Custody Agreement in respect of Registrant's
Seligman Henderson
Portfolios

24(b)(11)                     Consent of Independent Auditors

27                            Financial Data Schedules for period
                              ended June 30, 1996